UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program, Inc.

(Exact name of registrant as specified in charter)

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA	19428

(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer
Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428

(Name and address of agent for service)

Registrant's telephone number, including area code:		(610)	684-8200

Date of fiscal year end:	12/31/2007

Date of reporting period:	9/30/2007

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2007 is filed herewith.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)          September 30, 2007

		Number
Common Stocks -- 37.5%		of Shares	Value

US Common Stocks -- 15.4%

Aerospace and Defense -- 0.2%
Boeing Co.		2,500	$ 262,475
Honeywell International, Inc.		4,100	243,827
Lockheed Martin Corp.		7,400	802,826
Northrop Grumman Corp.		8,200	639,600
Precision Castparts Corp.		3,500	517,930
Raytheon Co.		22,300	1,423,186
			3,889,844
Airlines -- 0.2%
AMR Corp.	(a)	80,600	1,796,574
Northwest Airlines Corp.	(a)	60,400	1,075,120
Northwest Airlines Corp., Class A	(a)(c)	37,300	93
US Airways Group, Inc.	(a)	20,500	538,125
			3,409,912
Automobiles -- 0.0%
Fleetwood Enterprises, Inc.	(a)	106,700	912,285

Banking -- 0.0%
J.G. Wentworth Inc.	(c)	30,400	364,800

Beverages -- 0.0%
PepsiCo, Inc.		8,200	600,732

Biotechnology -- 0.0%
Gilead Sciences, Inc.	(a)	10,600	433,222

Capital Markets -- 0.2%
Ameriprise Financial, Inc.		4,440	280,208
Cohen & Steers, Inc.		5,700	211,071
Franklin Resources, Inc.		1,800	229,500
Goldman Sachs Group, Inc.		4,900	1,062,026
MCG Capital Corp.		49,700	715,183
Merrill Lynch & Co., Inc.		10,700	762,696
Morgan Stanley		12,600	793,800
			4,054,484
Chemicals -- 0.1%
Dow Chemical Co. (The)		9,100	391,846
Scotts Miracle-Gro Co. (The)		50,200	2,146,050
			2,537,896

Commercial Banks -- 0.2%
Comerica, Inc.		8,200	420,496
KeyCorp		16,700	539,911
SunTrust Banks, Inc.		6,400	484,288
Wachovia Corp.		76,000	3,811,400
			5,256,095
Commercial Services & Supplies -- 0.3%
Learning Tree International, Inc.	(a)	3,900	69,264
Pitney Bowes, Inc.		61,400	2,788,788
Viad Corp.		50,500	1,818,000
Watson, Wyatt Worldwide, Inc.		39,400	1,770,636
			6,446,688
Communications Equipment -- 0.1%
Cisco Systems, Inc.	(a)	31,000	1,026,410
Juniper Networks, Inc.	(a)	7,900	289,219
			1,315,629
Computers & Peripherals -- 0.4%
Dell, Inc.	(a)	49,200	1,357,920
EMC Corp.	(a)	14,800	307,840
Hewlett-Packard Co.		95,700	4,764,903
Sun Microsystems, Inc.	(a)	478,400	2,683,824
			9,114,487
Consumer Finance -- 0.1%
American Express Co.		25,900	1,537,683

Containers and Packaging -- 0.0%
Smurfit-Stone Container Corp.	(a)	87,000	1,016,160

Distributors -- 0.2%
Genuine Parts Co.		66,800	3,340,000

Diversified Financial Services -- 0.6%
Bank of America Corp.		88,200	4,433,814
Citigroup, Inc.		104,200	4,863,014
JPMorgan Chase & Co.		27,500	1,260,050
KKR Financial Holdings LLC		66,600	1,122,210
Moody's Corp.		36,800	1,854,720
			13,533,808
Diversified Telecommunication Services -- 0.4%
AT&T, Inc.		25,837	1,093,163
Cincinnati Bell, Inc.	(a)	195,200	964,288
Embarq Corp.		5,179	287,952
Level 3 Communications, Inc.	(a)	179,000	832,350
Verizon Communications, Inc.		122,100	5,406,588
			8,584,341
Electric Utilities -- 0.1%
Edison International		9,600	532,320
FirstEnergy Corp.		9,900	627,066
			1,159,386
Electrical Equipment -- 0.1%
Rockwell Automation, Inc.		5,600	389,256
Superior Essex, Inc.	(a)	65,200	2,430,656
			2,819,912
Energy Equipment & Services -- 0.4%
Baker Hughes, Inc.		43,700	3,949,169
GlobalSantaFe Corp.		28,475	2,164,669
Halliburton Co.		72,900	2,799,360
			8,913,198
Food & Staples Retailing -- 0.5%
Costco Wholesale Corp.		114,900	7,051,413
Kroger Co. (The)		87,400	2,492,648
Safeway, Inc.		16,800	556,248
Walgreen Co.		15,400	727,496
			10,827,805

Food Products -- 0.4%
ConAgra Foods, Inc.		141,800	3,705,234
General Mills, Inc.		10,500	609,105
H.J. Heinz Co.		65,000	3,003,000
Kraft Foods, Inc., Class A		19,647	678,018
			7,995,357
Gas Utilities -- 0.1%
Equitable Resources, Inc.		26,700	1,384,929

Health Care Providers & Services -- 0.3%
Aetna, Inc.		14,000	759,780
AmerisourceBergen Corp.		9,100	412,503
Cardinal Health, Inc.		8,800	550,264
CIGNA Corp.		11,700	623,493
Express Scripts, Inc.	(a)	9,300	519,126
McKesson Corp.		10,100	593,779
Medco Health Solutions, Inc.	(a)	5,200	470,028
Sunrise Senior Living, Inc.	(a)	72,600	2,567,862
Wellpoint, Inc.	(a)	7,000	552,440
			7,049,275
Hotels, Restaurants & Leisure -- 0.1%
McDonald's Corp.		7,200	392,184
Yum! Brands, Inc.		18,800	636,004
			1,028,188
Household Durables -- 0.1%
American Greetings Corp., Class A		85,600	2,259,840
Garmin Ltd.		3,500	417,900
			2,677,740
Household Products -- 0.1%
Kimberly-Clark Corp.		7,900	555,054
Procter & Gamble Co.		7,100	499,414
			1,054,468
Industrial Conglomerates -- 0.4%
3M Co.		32,700	3,060,066
General Electric Co.		155,800	6,450,120
			9,510,186
Insurance -- 0.5%
Allstate Corp. (The)		12,000	686,280
Aon Corp.		8,500	380,885
Berkshire Hathaway, Inc., Class B	(a)	1,171	4,627,792
Chubb Corp.		11,200	600,768
Loews Corp.		11,500	556,025
MBIA, Inc.		18,900	1,153,845
Mercury General Corp.		22,500	1,213,425
Principal Financial Group		4,700	296,523
Travelers Companies, Inc. (The)		14,500	729,930
			10,245,473

Internet & Catalog Retail -- 0.4%
Amazon.com, Inc.	(a)	22,200	2,067,930
Blue Nile, Inc.	(a)	28,200	2,654,184
Liberty Media Holding Corp., Interactive Series A (Tracking Stock)	(a) (b)	43,050	826,990
Priceline.com, Inc.	(a)	32,000	2,840,000
			8,389,104
Internet Software & Services -- 0.0%
eBay, Inc.	(a)	14,200	554,084

IT Services -- 0.2%
Automatic Data Processing, Inc.		14,500	665,985
Computer Sciences Corp.	(a)	1,600	89,440
DST Systems, Inc.	(a)	15,900	1,364,379
Forrester Research, Inc.	(a)	7,400	174,418
Gartner Group, Inc., Class A	(a)	108,200	2,646,572
			4,940,794
Machinery -- 0.1%
Caterpillar, Inc.		7,200	564,696
Cummins, Inc.		4,800	613,872
Eaton Corp.		2,600	257,504
Ingersoll-Rand Co. Ltd.		4,500	245,115
Parker-Hannifin Corp.		6,000	670,980
			2,352,167

Media -- 1.4%
Cablevision Systems Corp.	(a)	257,400	8,993,556
CBS Corp., Class A		17,300	545,123
CBS Corp., Class B		110,200	3,471,300
Clear Channel Communications, Inc.		99,700	3,732,768
DIRECTV Group, Inc. (The)	(a)	23,900	580,292
Discovery Holding Co., Class A	(a)	58,000	1,673,300
EchoStar Communications Corp., Class A	(a)	10,900	510,229
Liberty Global, Inc., Class A	(a)	99,767	4,092,442
Liberty Global, Inc., Class C	(a)	81,167	3,137,916
Liberty Media Holding Corp., Capital Series A (Tracking Stock)	(a) (b)	8,750	1,092,262
Live Nation, Inc.	(a)	2,750	58,437
Primedia Inc.		69,716	978,813
Sun-Times Media Group, Inc.	(a)	62,315	141,455
Time Warner, Inc.		42,900	787,644
Walt Disney Co. (The)		13,600	467,704
			30,263,241
Metals and Mining -- 0.7%
Alcoa, Inc.		160,700	6,286,584
Freeport-McMoRan Copper & Gold, Inc.		35,000	3,671,150
Nucor Corp.		68,200	4,055,854
Southern Copper Corp.		5,000	619,150
			14,632,738
Multiline Retail -- 0.0%
99 Cents Only Stores	(a)	33,700	346,099
Kohl's Corp.	(a)	9,000	515,970
			862,069
Multi-Utilities -- 0.0%
Public Service Enterprise Group, Inc.		7,200	633,528

Office Electronics -- 0.1%
Xerox Corp.	(a)	177,700	3,081,318

Oil, Gas & Consumable Fuels -- 2.5%
Chevron Corp.		77,100	7,215,018
ConocoPhillips		53,768	4,719,217
Consol Energy, Inc.		76,200	3,550,920
Denbury Resources, Inc.	(a)	45,000	2,011,050
Devon Energy Corp.		18,600	1,547,520
EOG Resources, Inc.		77,300	5,591,109
Exxon Mobil Corp.		97,360	9,011,642
Marathon Oil Corp.		14,000	798,280
Newfield Exploration Co.	(a)	47,000	2,263,520
Noble Energy, Inc.		28,000	1,961,120
Peabody Energy Corp.		50,900	2,436,583
Ultra Petroleum Corp.	(a)	29,800	1,848,792
Valero Energy Corp.		106,900	7,181,542
XTO Energy, Inc.		71,466	4,419,457
			54,555,770
Paper & Forest Products -- 0.0%
Bowater, Inc.		54,800	817,616

Pharmaceuticals -- 0.8%
Bristol-Myers Squibb Co.		42,400	1,221,968
Forest Laboratories, Inc.	(a)	7,000	261,030
Johnson & Johnson		15,400	1,011,780
Merck & Co., Inc.		59,800	3,091,062
Pfizer, Inc.		200,100	4,888,443
Schering-Plough Corp.		52,400	1,657,412
Wyeth		94,600	4,214,430
			16,346,125
Public Facilities -- 0.0%
Thornburg Mortgage, Inc.		50,400	647,640

Real Estate Investment Trusts (REITs) -- 1.6%
American Financial Realty Trust		99,200	798,560
Apartment Investment & Management Co.		31,800	1,435,134
Cogdell Spencer, Inc.		57,500	1,063,750
DCT Industrial Trust, Inc.		132,900	1,391,463
Digital Realty Trust, Inc.		36,470	1,436,553
Entertainment Properties Trust		26,800	1,361,440
Liberty Property Trust..		87,147	3,504,181
Mack-Cali Realty Corp.		64,800	2,663,280
Maguire Properties, Inc.		55,000	1,420,650
Potlatch Corp.		29,300	1,319,379
Public Storage		26,000	2,044,900
Rayonier, Inc.		42,500	2,041,700
Simon Property Group, Inc.		13,600	1,360,000
SL Green Realty Corp.		47,200	5,511,544

U-Store-It Trust		86,100	1,136,520
Vornado Realty Trust		47,400	5,183,190
			33,672,244
Real Estate Management & Development -- 0.1%
Forest City Enterprises, Inc., Class A		50,300	2,774,548
Meruelo Maddux Properties, Inc.	(a)	7,200	42,552
			2,817,100
Road & Rail -- 0.2%
Kansas City Southern	(a)	74,800	2,406,316
Norfolk Southern Corp.		10,600	550,246
Union Pacific Corp.		4,000	452,240
			3,408,802
Semiconductors & Semiconductor Equipment -- 0.2%
Applied Materials, Inc.		32,900	681,030
Intel Corp.		22,100	571,506
LSI Corp.	(a)	226,472	1,680,422
Texas Instruments, Inc.		13,200	482,988
			3,415,946
Software -- 0.5%
Microsoft Corp.		261,400	7,700,844
Oracle Corp.	(a)	142,200	3,078,630
Symantec Corp.	(a)	29,300	567,834
			11,347,308
Specialty Retail -- 0.0%
Blockbuster, Inc., Class B	(a)	157,500	763,875

Textiles, Apparel & Luxury Goods -- 0.1%
Coach, Inc.	(a)	13,100	619,237
Hanes Brands, Inc.	(a)	19,500	547,170
Nike, Inc., Class B		11,600	680,456
			1,846,863
Thrifts & Mortgage Finance -- 0.1%
MGIC Investment Corp.		17,200	555,732
Washington Mutual, Inc.		17,800	628,518
			1,184,250
Tobacco -- 0.1%
Altria Group, Inc.		29,800	2,071,994
Reynolds American, Inc.		3,600	228,924
			2,300,918
Wireless Telecommunication Services -- 0.2%
American Tower Corp., Class A	(a)	25,400	1,105,916
NII Holdings, Inc., Class B	(a)	20,400	1,675,860
SBA Communications Corp., Class A	(a)	50,600	1,785,168
Sprint Nextel Corp.		35,200	668,800
			5,235,744
Total US Common Stocks
(Cost $269,201,617)			335,083,227

Foreign Common Stocks -- 22.1%

Australia -- 0.9%
Alumina Ltd.		467,890	2,952,656
Amcor Ltd.		349,771	2,287,133
Australia and New Zealand Banking Group Ltd.		52,857	1,389,922
Caltex Australia Ltd.		22,300	463,829
Foster's Group Ltd.		308,892	1,788,239
Iluka Resources Ltd.		29,422	144,626
National Australia Bank Ltd.		131,961	4,638,595
Santos Ltd.		89,088	1,196,165
Telstra Corp. Ltd.		965,304	3,727,905
			18,589,070
Austria -- 0.0%
BWIN Interactive Entertainment AG	(a)	1,820	43,404
Oesterreichische Post AG		759	30,540
			73,944
Belgium -- 0.1%
Fortis		59,000	1,736,047

Bermuda -- 0.2%
Hongkong Land Holdings Ltd.		125,500	567,260
Lazard Ltd., Class A		29,800	1,263,520
Macquarie International Infrastructure Fund Ltd.		1,947,000	1,440,017
Pacific Century Premium Developments Ltd.		412,700	128,662
			3,399,459

Brazil -- 0.9%
Cia Vale do Rio Doce - ADR		36,572	1,240,888
Cia Vale do Rio Doce - SPADR		476,800	13,564,960
CPFL Energia SA		48,000	930,933
Petroleo Brasileiro SA - ADR		59,700	4,507,350
			20,244,131
Canada -- 2.8%
Abitibi-Consolidated, Inc.	(a)	137,600	243,479
Ace Aviation Holdings, Inc., Class A	(a)	34,500	922,636
Aeroplane Income Fund Registered, Class D	(c) (d)	20,305	454,216
Alcan, Inc. - NYSE Shares		2,400	240,192
Alcan, Inc. - TSE Shares		32,200	3,212,392
Barrick Gold Corp.		43,516	1,752,824
BCE, Inc.		28,272	1,134,120
Bell Aliant Regional Communications Income Fund	(c) (d)	1,558	50,187
Bombardier, Inc., Class B	(a)	863,400	5,130,140
BPO Properties Ltd.		10,600	719,242
Brookfield Asset Management, Inc., Class A		14,850	571,725
Brookfield Properties Corp.		45,700	1,137,930
Cameco Corp.		124,800	5,770,752
Canadian Natural Resources Ltd.		94,300	7,163,633
EnCana Corp. - NYSE Shares		88,400	5,465,842
EnCana Corp. - TSE Shares		3,800	235,030
Fraser Papers, Inc.	(a)	39,400	198,456
Imperial Oil Ltd.		74,100	3,672,034
Jazz Air Income Fund	(c) (d)	8,875	70,668
MI Developments, Inc., Class A		22,700	751,597
Nortel Networks Corp.	(a)	61,590	1,043,993
Onex Corp.		13,500	496,079
Petro-Canada - NYSE Shares		4,200	241,038
Petro-Canada - TSE Shares		41,342	2,372,079
Rogers Communications, Inc., Class B - NYSE Shares		5,500	250,415
Rogers Communications, Inc., Class B - TSE Shares		147,900	6,732,933
Suncor Energy, Inc.		47,884	4,547,451
Talisman Energy, Inc.		215,000	4,221,535
Western Oil Sands, Inc., Class A	(a)	64,587	2,528,545
			61,331,163
Cayman Islands -- 0.0%
Greentown China Holdings Ltd.		328,700	764,485

China -- 0.1%
Tsingtao Brewery Co. Ltd.		318,000	1,156,981

Denmark -- 0.2%
Coloplast A/S, Class B		7,100	675,250
GN Store Nord A/S (GN Great Nordic)	(a)	50,900	516,472
Vestas Wind Systems A/S	(a)	18,133	1,433,232
William Demant Holding	(a)	12,500	1,107,972
			3,732,926

Finland -- 0.5%
Boardwalk Real Estate Investment - REIT		92,700	4,412,954
Metso Oyj		26,130	1,799,804
Sampo Oyj, Class A		47,900	1,461,075
Tietoenator Oyj		14,400	322,898
UPM-Kymmene Oyj		69,968	1,690,847
Wartsila Oyj Corp., Class B		3,080	210,857
			9,898,435
France -- 1.2%
Alcatel Lucent - SPADR		117,776	1,198,960
Atos Origin SA	(a)	5,100	296,682
AXA SA		26,900	1,199,800
BNP Paribas		10,370	1,133,362
Carrefour SA		48,876	3,423,595
Compagnie de Saint-Gobain		3,840	399,858
France Telecom SA		37,825	1,266,854
Lagardere S.C.A.		2,220	188,833
Legrand SA		13,932	468,203
Renault SA		14,307	2,070,677
SA des Ciments Vicat		2,010	204,057
Sanofi-Aventis		10,404	882,003
SCOR SE		22,592	604,736
Societe Generale, Class A		11,903	1,994,808
Suez SA, Strip VVPR	(a) (c)	10,248	146
Thales SA		16,100	943,711
Total SA		60,547	4,898,912
Total SA - SPADR		65,400	5,299,362
			26,474,559
Germany -- 0.8%
BASF AG		10,600	1,462,986
Bayer AG		27,155	2,158,340
Bayerische Motoren Werke AG		11,500	741,682
DaimlerChrysler AG		14,700	1,480,671
Deutsche Post AG		16,200	471,362
Deutsche Telekom AG		92,308	1,813,241
E.ON AG		7,300	1,350,114
Franconofurt AG		11,370	159,752
Fraport AG		15,200	1,050,948
Fresenius Medical Care AG & Co.		31,500	1,674,384
RWE AG		26,928	3,385,401
Vivacon AG		87,800	2,283,818
			18,032,699

Hong Kong -- 1.0%
Asia Satellite Telecommunications Holdings Ltd.		31,000	63,776
China Mobile Ltd.		93,500	1,531,640
First Pacific Co.		1,884,000	1,394,048
Henderson Land Development Co.		246,000	1,941,249
Hong Kong & Shanghai Hotels Ltd. (The)		613,892	1,088,472
Hong Kong Aircraft Engineering Co. Ltd.		64,400	1,454,002
Hong Kong Electric Holdings Ltd.		276,700	1,437,027
i-CABLE Communications Ltd.		1,071,000	222,971
Kowloon Development Co. Ltd.		135,100	344,960
New World Development Ltd.		2,198,661	6,072,455
Next Media Ltd.		838,000	236,820
Polytec Asset Holdings Ltd.		329,600	112,194
Shui On Land Ltd.		613,200	742,851
Silver Grant International Ltd.		372,000	77,111
SmarTone Telecommunications Holdings Ltd.		534,000	661,124
SPG Land (Holdings) Ltd.	(a)	14,400	11,478
Sun Hung Kai Properties Ltd.		45,900	766,951
Television Broadcasts Ltd.		226,000	1,357,547
Wharf (Holdings) Ltd. (The)		296,700	1,458,346
Wheelock & Co. Ltd.		384,000	1,056,562
Wheelock Properties Ltd.		285,000	315,699
			22,347,283
Indonesia -- 0.2%
Bank Pan Indonesia Tbk PT	(a)	13,748,708	1,050,186
Gudang Garam Tbk PT		230,000	236,149
Indofood Sukses Makmur Tbk PT		2,307,000	486,026
Matahari Putra Prima Tbk PT		4,034,800	339,298
Semen Gresik Persero Tbk PT		2,350,000	1,367,605
			3,479,264
Ireland -- 0.1%
DCC plc		6,290	186,437
Fyffes plc		93,400	121,109
Independent News & Media plc		214,400	814,946
Paddy Power plc		5,590	197,452
Total Produce plc	(a)	98,400	93,940
			1,413,884
Israel -- 0.0%
Bank Hapoalim B.M.		198,280	1,017,959

Italy -- 0.8%
Banco Popolare Scarl	(a)	22,098	496,361
Eni SpA - SPADR		56,200	4,145,312
Fiat SpA		62,100	1,882,509
Finmeccanica SpA		6,400	186,528
Intesa Sanpaolo		396,669	3,059,455
Luxottica Group SpA - SPADR		32,900	1,115,310
Natuzzi SpA - SPADR	(a)	4,400	25,960
Saipem SpA		50,900	2,159,782
Seat Pagine Gaille		946,490	528,632
UniCredito Italiano SpA		388,733	3,323,929
			16,923,778
Japan -- 2.0%
Ajinomoto Co., Inc.		37,000	462,469
Alfresa Holdings Corp.		6,000	382,340
Astellas Pharma, Inc.		47,400	2,267,181
Bank of Yokohama Ltd. (The)		36,000	247,484
Bridgestone Corp.		26,500	583,530
Canon, Inc.		42,000	2,275,144
Chiba Bank Ltd. (The)		24,000	184,614
Dai Nippon Printing Co. Ltd.		27,000	384,911
Daifuku Co. Ltd.		7,500	85,495
East Japan Railway Co.		136	1,071,747
Ebara Corp.		31,000	142,727
FamilyMart Co. Ltd.		21,600	562,513
FUJIFILM Holdings Corp.		21,000	965,288
Fujitsu Frontech Ltd.		4,600	40,773
Fukuoka Financial Group, Inc.	(a)	64,000	373,272
Hitachi Ltd.		66,000	438,045
Isetan Co. Ltd.		9,400	126,794
JS Group Corp.		23,000	399,588
Kao Corp.		38,000	1,132,311
Kawasaki Heavy Industries Ltd.		137,000	535,425
KDDI Corp.		68	503,141
Kinden Corp.		23,000	209,618
Kirin Holdings Co. Ltd.		48,000	633,524
Marui Co. Ltd.		35,300	388,911
Matsushita Electric Industrial		4,000	74,694
Matsushita Electric Works Ltd.		58,114	698,717

Millea Holdings, Inc.		38,200	1,532,972
Mitsubishi Corp.		41,300	1,298,154
Mitsubishi UFJ Financial Group, Inc.		64	581,337
Mizuho Financial Group, Inc.		47	266,357
Namco Bandai Holdings, Inc.		33,050	478,927
NEC Corp.		73,000	353,088
Nintendo Co. Ltd.		1,600	828,272
Nippon Meat Packers, Inc.		31,000	344,377
Nippon Mining Holdings, Inc.		3,000	30,030
Nippon Oil Corp.		49,000	452,635
Nippon Suisan Kaisha Ltd.		60,000	316,271
Nisshinbo Industries, Inc.		9,000	124,573
Nitto Denko Corp.		34,400	1,596,008
Noritake Co. Ltd.		10,000	47,617
NTT Corp.		643	3,000,453
NTT DoCoMo, Inc.		307	436,160
Ohbayashi Corp.		22,000	101,548
OMRON Corp.		1,200	31,596
Onward Holdings Co. Ltd.		26,000	262,311
Ricoh Co. Ltd.		20,000	421,110
Rohm Co. Ltd.		1,900	167,543
Ryosan Co. Ltd.		3,000	75,073
Sankyo Co. Ltd.		1,500	60,630
Secom Co. Ltd.		15,000	720,140
Sekisui House Ltd.		41,000	515,243
Seven & I Holdings Co. Ltd.		18,980	488,540
Shimizu Corp.		44,000	238,510
Shiseido Co. Ltd.		15,000	332,411
Sompo Japan Insurance, Inc.		37,000	422,437
Sony Corp.		14,200	682,824
Sumitomo Electric Industries Ltd.		32,000	508,813
Sumitomo Forestry Co. Ltd.		38,000	312,753
Sumitomo Metal Mining Co. Ltd.		18,000	433,429
Sumitomo Mitsui Financial Group, Inc.		104	806,018
Sumitomo Trust & Banking Co. Ltd.		42,000	316,497
Taiyo Nippon Sanso Corp.		52,000	465,616
Takeda Pharmaceutical Co. Ltd.		35,600	2,499,361
Tanabe Seiyaku Co. Ltd.		32,000	402,952
TDK Corp.		6,700	587,252
Tokyo Electric Power Co. Inc. (The)		10,000	252,032
Tokyo Gas Co. Ltd.		188,000	872,950
Tokyo Ohka Kogyo Co. Ltd.		9,000	194,102
Toppan Forms Co. Ltd.		21,200	213,427
Toyo Seikan Kaisha Ltd.		14,000	263,234
Toyota Motor Corp.		5,500	321,970
West Japan Railway Co.		600	2,859,829
Yamatake Corp.		10,000	333,888
Yamato Holdings Co. Ltd.		35,000	524,158
			43,545,684
Luxembourg -- 0.1%
ArcelorMittal		30,486	2,399,981
ProLogis European Properties		42,700	721,024
			3,121,005
Malaysia -- 0.3%
British American Tobacco Malaysia Berhad		36,800	445,264
Bumiputra-Commerce Holdings Berhad		635,169	1,988,282
Carlsberg Brewery Malaysia Berhad		138,000	187,983
Kumpulan Guthrie Berhad		199,000	384,637
Malaysian Airlines System Berhad	(a)	120,000	151,134
Multi-Purpose Holdings Berhad		390,000	208,736
Resorts World Berhad		1,721,000	1,982,200
Sime Darby Berhad		290,500	886,848
			6,235,084
Mexico -- 0.0%
America Movil SA de CV, Series L - ADR		3,700	236,800
Telefonos de Mexico SA de CV, Series L - SPADR		2,600	85,462
			322,262

Netherlands -- 1.2%
Arcelor Mittal, Class A		68,639	5,378,552
Heineken NV		20,475	1,343,454
ING Groep NV - CVA		88,568	3,927,673
Koninklijke (Royal) KPN NV		58,600	1,017,535
Koninklijke (Royal) Philips Electronics NV		27,300	1,230,880
Koninklijke Boskalis Westminster NV - CVA		22,776	1,146,963
Reed Elsevier NV		98,668	1,874,066
Royal Dutch Shell plc, Class A		128,355	5,300,485
Royal Dutch Shell plc, Class A - ADR		25,800	2,120,244
Royal Dutch Shell plc, Class B		28,522	1,169,849
Vedior NV		10,100	222,224
Wolters Kluwer NV		22,110	656,408
			25,388,333
New Zealand -- 0.1%
Telecom Corp. of New Zealand Ltd.		554,638	1,871,995

Norway -- 0.1%
DNB NOR ASA		43,000	659,213
Statoil ASA		22,100	752,672
			1,411,885
Philippines (The) -- 0.4%
ABS-CBN Broadcasting Corp.		1,545,400	1,097,100
Ayala Corp.		350,971	4,268,011
Banco de Oro-EPCI, Inc.		131,400	172,718
Benpres Holdings Corp.	(a)	3,127,000	290,043
DMCI Holdings, Inc.		1,010,000	203,325
Globe Telecom, Inc.		87,900	2,864,143
Jollibee Foods Corp.		531,600	628,460
			9,523,800
Russia -- 0.5%
LUKOIL - SPADR		50,800	4,231,640
Oao Gazprom - SPADR		92,700	4,067,348
Oao Rosneft Oil Co. - GDR		203,523	1,722,379
			10,021,367
Singapore -- 1.0%
Allco Commercial Real Estate Investment Trust - REIT		1,513,700	1,077,721
Ascott Group Ltd. (The)		744,000	814,668
BIL International Ltd.		833,000	722,730
CapitaCommerical Trust - REIT		147,900	281,752
Capitaland Ltd.		71,400	390,561
Fraser & Neave Ltd.		441,900	1,689,875
Great Eastern Holdings Ltd.		139,000	1,683,069
Jardine Matheson Holdings Ltd.		202,200	5,782,920
Jardine Strategic Holdings Ltd.		259,500	4,100,100
Keppel Land Ltd.		192,700	1,073,272
Mandarin Oriental International Ltd.		200,000	450,000
Oversea-Chinese Banking Corp.		411,800	2,459,508
Singapore Land Ltd.		13,000	88,887
Stats Chippac Ltd.	(a)	1,396,000	1,521,461
United Industrial Corp. Ltd.		75,000	154,180
Yellow Pages Singapore Ltd.		97,000	78,333
			22,369,037

South Africa -- 0.7%
Anglo Platinum Ltd.		33,147	5,192,904
AngloGold Ashanti Ltd. - SPADR		41,300	1,936,557
City Lodge Hotels Ltd.		12,529	147,940
FirstRand Ltd.		217,617	703,962
Gold Fields Ltd.		125,696	2,242,861
Hosken Consolidated Investments Ltd.		33,000	356,426
JD Group Ltd.		13,740	117,221
Mondi Ltd. - JSE Shares		2,462	24,362
Mondi Ltd. - LSE Shares		2,994	29,875
Nedbank Group Ltd.		44,599	822,687
New Clicks Holdings Ltd.		59,500	143,684
RMB Holdings Ltd.		236,100	1,141,337
Standard Bank Group Ltd.		91,977	1,356,474
Sun International Ltd.		72,438	1,544,638
			15,760,928
South Korea -- 0.1%
Daelim Industrial Co. Ltd.		9,939	1,831,960
Hyundai Motor Co.		430	34,630
Kookmin Bank		730	60,039
Korea Electric Power Corp.		460	21,515
POSCO		100	72,022
Samsung Electronics Co. Ltd.		80	50,200
			2,070,366
Spain -- 0.8%
Acciona SA		7,400	2,007,875
Acerinox SA		50,960	1,530,803
Banco Popular Espanol SA		57,550	988,111
Banco Santander SA		180,738	3,497,959
Iberdrola SA		36,054	2,112,670
Prosegur, Compania de Seguridad SA		7,200	261,631
Sogecable SA	(a)	7,570	274,924
Telefonica SA		247,491	6,932,649
Viscofan SA		11,200	261,065
			17,867,687
Sweden -- 0.2%
Assa Abloy AB		44,300	919,522
Ericsson, Class B		257,000	1,028,686
Hoganas AB, Class B		10,700	283,474
Modern Times Group MTG AB, Class B		3,450	223,141
Svenska Cellulosa AB (SCA) - Class B		47,000	876,503
Svenska Handelsbanken, Class A		35,800	1,109,961
TeliaSonera AB		15,500	139,902
			4,581,189

Switzerland -- 0.5%
Adecco SA		12,000	709,683
Compagnie Financiere Richemonte AG (UNIT)		22,200	1,470,910
Geberit AG		5,450	712,935
Logitech International SA	(a)	23,008	684,954
Novartis AG		95,472	5,253,983
PubliGroupe SA		700	244,233
Roche Holding AG		5,120	927,828
Sonova Holding AG		1,760	176,401
			10,180,927
Taiwan -- 0.2%
Asustek Computer, Inc. - GDR		225,078	674,701
Chunghwa Telecom Co. Ltd. - ADR		70,180	1,296,926
Taiwan Semiconductor Manufacturing Co. Ltd.		261,299	508,060
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR		83,236	842,348
			3,322,035
Thailand -- 0.3%
Advanced Info Service PCL		548,000	1,407,048
GMM Grammy PCL - NVDR	(a)	474,000	122,262
Kasikornbank PCL		340,000	820,476
Land and Houses Public Co. Ltd.		873,500	222,589
Matichon PCL		76,000	18,848
MBK PCL		108,000	206,389
Siam Cement PCL		134,700	1,020,340
Siam Cement PCL - NVDR	(a)	368,200	2,722,393
Thanachart Capital PCL		353,000	161,695
			6,702,040
United Kingdom -- 3.8%
AMEC plc		21,910	331,226
Anglo American plc - JSE Shares		22,163	1,461,701
Anglo American plc - LSE Shares		27,497	1,834,630
Arriva plc		77,200	1,220,272
Aviva plc		89,176	1,341,680
BAE Systems plc		178,520	1,801,044
Barclays plc		94,100	1,144,155
BG Group plc		61,047	1,056,032
BP plc		460,523	5,327,130
BP plc - SPADR		57,400	3,980,690
Brixton plc		182,400	1,350,465
BT Group plc		63,840	401,103
Bunzl plc		26,289	376,804
Cable & Wireless plc		366,400	1,378,356
Capita Group plc		100,451	1,488,055
Carnival plc		15,600	744,400
Compass Group plc		112,300	693,929
Daily Mail & General Trust NV - Class A		8,720	112,422
Devro plc		75,400	136,531
Diageo plc		58,900	1,292,066
Enodis plc		174,100	621,626
Enterprise Inns plc		51,200	621,201
Eurocastle Investment Ltd.		26,100	902,028
GKN plc		229,200	1,660,356
GlaxoSmithKline plc		286,741	7,605,363
Hays plc		127,040	345,723
HBOS plc		203,856	3,810,510
HMV Group plc		23,700	56,673
Homeserve plc		6,510	230,442
ICAP plc		101,300	1,091,348
Informa plc		83,500	854,370
International Personal Finance		77,400	311,628
Intertek Group plc		48,700	941,897
Invensys plc	(a)	123,170	778,974
INVESCO plc		57,440	776,754
ITV plc		219,300	460,956
Ladbrokes plc		36,511	322,243
Lloyds TSB Group plc		350,369	3,886,092
Mondi plc - JSE Shares		7,555	71,809
Mondi plc - LSE Shares		6,089	57,514
Northgate plc		7,370	139,488
Provident Financial plc		26,750	487,904
Reckitt Benckiser plc		25,100	1,474,277
Reed Elsevier plc		84,800	1,070,405
Rexam plc		63,100	711,509
Rio Tinto plc		25,600	2,194,995
Rolls-Royce Group plc	(a)	22,250	237,683
Royal & Sun Alliance Insurance Group plc		69,500	219,504
Sage Group plc		226,200	1,153,725
Segro PLC - REIT		170,123	1,737,131
Shaftesbury plc		29,400	297,723

Smiths Group plc		18,200	397,813
Sportingbet plc	(a)	62,890	53,135
Stagecoach Group plc		155,700	723,989
Tesco plc		135,700	1,219,409
Thomas Cook Group plc	(a)	156,333	890,008
Tui Travel plc	(a)	132,331	682,288
Unilever plc		125,654	3,972,595
Vedanta Resources plc		146,008	6,031,696
Vodafone Group plc		209,337	758,252
WPP Group plc		43,700	591,481
Xstrata plc		84,195	5,545,908
			83,471,116
Total Foreign Common Stocks
(Cost $321,419,184)			478,382,807

Total Common Stocks
(Cost $590,620,801)			813,466,034

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Asset-Backed Securities -- 1.2%
Ameriquest Mortgage Securities, Inc., Ser. 2005-R1, Class A3B (FRN)	5.341%	03/25/35	497,435	496,912
Bank of America Credit Card Trust, Ser. 2006-A12, Class A12 (FRN)	5.770%	03/15/14	1,000,000	988,298
Bank of America Credit Card Trust, Ser. 2007-A6, Class A6 (FRN)	5.810%	09/15/16	2,000,000	1,958,857
Bear Stearns Asset Backed Securities Trust, Ser. 2005-HE10, Class A2 (FRN)	5.421%	11/25/35	1,316,731	1,300,332
BNC Mortgage Loan Trust, Ser. 2006-1, Class M1 (FRN)	5.391%	10/25/36	500,000	450,391
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN)	5.825%	10/25/35	1,332,290	1,310,584
Chase Issuance Trust, Ser. 2006-A8, Class A8 (FRN)	5.810%	02/16/16	1,900,000	1,863,572
Citibank Credit Card Issuance Trust, Ser. 2007-A7, Class A7 (FRN)	5.846%	08/20/14	1,900,000	1,897,738
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class 3A (FRN)	5.411%	04/25/34	293,688	282,783
Credit-Based Asset Servicing and Securitization, Ser. 2005-CB8, Class AF1B (STEP)	5.451%	12/25/35	129,371	128,858
FBR Securitization Trust, Ser. 2005-2, Class AV31 (FRN) (STEP)	5.401%	09/25/35	1,042,831	1,029,502
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2003-FF5, Class M2 (FRN)	7.381%	03/25/34	232,321	227,064
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF10, Class A4 (FRN)	5.451%	11/25/35	600,000	564,207
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FFH2, C (c)	5.381%	04/25/35	134,786	134,690
Indymac Residential Asset Backed Trust, Ser. 2007-B, Class 2A3 (FRN)	5.331%	07/25/37	907,000	877,136
JP Morgan Mortgage Acquisition Corp., Ser. 2005-FLD1, Class A2 (FRN)	5.391%	07/25/35	218,908	216,362
JP Morgan Mortgage Acquisition Corp., Ser. 2006-NC1, Class A5 (FRN)	5.401%	04/25/36	400,000	387,307
Lehman Mortgage Trust, Ser. 2006-4, Class 4A1	6.000%	08/25/21	434,423	437,577
Long Beach Mortgage Loan Trust, Ser. 2006-2, Class 2A3 (FRN)	5.321%	03/25/36	3,000,000	2,755,263
Long Beach Mortgage Loan Trust, Ser. 2006-4, Class 2A3 (FRN)	5.291%	05/25/36	1,050,000	1,026,862
Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2 (FRN)	5.671%	12/27/32	303,687	295,825
New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN)	8.131%	01/25/33	500,000	459,655
Nomura Asset Securities Corp., Ser. 1998-D6, Class A3 (FRN)	7.252%	03/15/30	4,000,000	4,449,506
Ownit Mortgage Loan Asset-Backed Certificates, Ser. 2006-1, Class AF1 (STEP)	5.424%	12/25/36	1,688,066	1,670,091
Residential Asset Securities Corp., Ser. 2004-KS9, Class AII4 (FRN)	5.431%	10/25/34	274,094	270,261
Residential Asset Securities Corp., Ser. 2006-EMX8, Class 1A3 (FRN)	5.301%	10/25/36	700,000	655,392
SACO I Trust, Ser. 2005-WM3, Class A1 (FRN)	5.391%	09/25/35	90,020	89,430
Soundview Home Equity Loan Trust, Ser. 2005-OPT4, Class 2A3 (FRN)	5.391%	12/25/35	200,000	192,870
Washington Mutual Asset-Backed Certificates, Ser. 2006-HE2, Class A3 (FRN)	5.281%	05/25/36	400,000	391,775
Total Asset-Backed Securities
(Cost $26,843,535)				26,809,100

Mortgage-Backed Securities - Private Issuers -- 1.2%
American Home Mortgage Investment Trust, Ser. 2004-1, Class 4A (FRN)	3.280%	04/25/44	116,274	113,296
American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A (FRN)	4.390%	02/25/45	485,960	480,077
American Home Mortgage Investment Trust, Ser. 2005-1, Class 6A (FRN)	5.294%	06/25/45	584,797	579,135
American Home Mortgage Investment Trust, Ser. 2005-2, Class 5A2 (FRN)	5.281%	09/25/35	163,327	163,070
Bank of America Commercial Mortgage, Inc., Ser. 2006-2, Class A1	5.611%	05/10/45	4,064,874	4,105,928
Bank of America Funding Corp., Ser. 2004-B, Class 1A2 (VRN)	3.954%	12/20/34	372,651	383,187
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2002-TOP6, Class A2	6.460%	10/15/36	2,000,000	2,095,267
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-AR5, Class 1A2A (FRN)	5.616%	04/25/37	691,316	682,087
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN)	6.603%	07/19/44	156,960	130,178
Harborview Mortgage Loan Trust, Ser. 2004-7, Class 2A2 (VRN)	6.744%	11/19/34	179,396	179,680
Harborview Mortgage Loan Trust, Ser. 2004-8, Class 2A3 (FRN)	5.913%	11/19/34	232,222	229,538
Harborview Mortgage Loan Trust, Ser. 2005-9, Class 2A1A (FRN)	5.836%	06/20/35	156,653	153,604
Impac CMB Trust, Ser. 2004-9, Class M4 (FRN)	6.181%	01/25/35	143,791	139,432
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2004-CB8, Class A3	4.007%	01/12/39	5,000,000	4,796,906
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A4	4.738%	07/15/42	1,480,000	1,410,308
LB-UBS Commercial Mortgage Trust, Ser. 2000-C5, Class A2	6.510%	12/15/26	5,000,000	5,205,980
LB-UBS Commercial Mortgage Trust, Ser. 2003-C3, Class A4	4.166%	05/15/32	500,000	472,732
MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN)	5.455%	08/25/29	241,479	240,235
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-19XS, Class 1A1 (FRN)	5.451%	10/25/35	647,136	630,619
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2007-7, Class 2AS2	5.746%	08/25/15	588,676	583,709
Structured Asset Securities Corp., Ser. 2005-RF1, Class A (FRN) (c)	5.481%	03/25/35	541,097	530,602
Structured Asset Securities Corp., Ser. 2005-RF3, Class A1 (FRN) (c)	5.670%	06/25/35	1,075,996	1,058,839
Structured Asset Securities Corp., Ser. 2007-OSI, Class A4 (FRN)	5.331%	06/25/37	1,000,000	964,722
Wachovia Asset Securitization, Inc., Ser. 2002-1, Class 1A1	6.250%	10/25/33	30,164	30,070
Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN)	5.491%	01/25/45	400,075	394,730
Total Mortgage-Backed Securities - Private Issuers
(Cost $25,645,615)				25,753,931

		Interest	Maturity	Principal
		Rate	Date	Amount	Value
Mortgage-Backed Securities - US Government Agency Obligations -- 0.5%
FHLMC Pool #781697 (FRN)		4.771%	07/01/34	414,724	419,653
FHLMC Strip, Ser. 2004-227, Class IO	(c) (e)	5.000%	12/01/34	518,803	136,159
FHLMC Strip, Ser. 2005-232, Class IO	(c) (e)	5.000%	08/01/35	245,242	64,575
FHLMC Strip, Ser. 2005-233, Class 5	(c) (e)	4.500%	09/15/35	86,936	24,188
FHLMC Structured Pass Through Securities, Ser. 2003-T57, Class 1A3		7.500%	07/25/43	571,841	602,175
FHLMC, Ser. 2004-2882, Class HI	(c) (e)	5.000%	05/15/18	59,064	7,308
FHLMC, Ser. 2005-2934, Class HI	(c) (e)	5.000%	02/15/20	132,002	24,694
FHLMC, Ser. 2005-2934, Class KI	(c) (e)	5.000%	02/15/20	65,523	11,992
FHLMC, Ser. 2005-2967, Class JI	(c) (e)	5.000%	04/15/20	70,597	13,409
FNMA Pool #831360		5.500%	03/01/21	598,151	596,854
FNMA Pool #865792		5.500%	03/01/21	614,420	613,087
FNMA Pool #938469		5.000%	07/01/22	996,042	976,299
FNMA Strip, Ser. 2005-357, Class 2	(c) (e)	5.000%	03/01/35	227,859	59,329
FNMA Strip, Ser. 2005-360, Class 2	(c) (e)	5.000%	08/01/35	1,475,423	388,497
FNMA Strip, Ser. 2005-365, Class 4	(c) (e)	5.000%	04/01/36	85,818	23,305
FNMA TBA		5.000%	10/01/22	1,000,000	980,000
FNMA TBA		5.500%	10/01/22	2,300,000	2,294,250
FNMA TBA		6.500%	10/01/37	1,000,000	1,018,125
FNMA TBA		6.500%	11/01/37	1,000,000	1,017,188
FNMA Whole Loan, Ser. 2002-W8, Class A3		7.500%	06/25/42	627,943	660,271
FNMA, Ser. 2006-10, Class FD (FRN)		5.481%	03/25/36	238,563	238,179
GNMA, Ser. 2001-65, Class PG		6.000%	07/20/28	50,111	50,092
Total Mortgage-Backed Securities - US Government Agency
Obligations (Cost $10,138,761)					10,219,629

		Issue	Maturity	Principal
		Rate	Date	Amount	Value
Commodity Index-Linked Note -- 0.6%
AIG-FP Private Funding (Cayman) Ltd.	(f)	5.205%	01/31/08	6,000,000	7,328,942
AIG-FP Private Funding (Cayman) Ltd.	(f)	5.206%	07/03/08	5,000,000	5,487,436
Total Commodity Index-Linked Note
(Cost $11,000,000)					12,816,378

		Interest	Maturity	Principal
		Rate	Date	Amount	Value
US Treasury Securities -- 17.9%
US Treasury Inflation-Indexed Note		3.875%	01/15/09	38,104,500	38,884,461
US Treasury Inflation-Indexed Note		2.000%	01/15/16	57,723,050	56,424,281
US Treasury Note		4.875%	08/15/16	30,000,000	30,703,140
US Treasury Inflation-Indexed Note		2.375%	01/15/17	100,193,240	100,913,429
US Treasury Inflation-Indexed Note	(g)	2.625%	07/15/17	97,491,825	100,492,721
US Treasury Note	(g)	4.750%	08/15/17	59,334,000	60,131,330
Total US Treasury Securities
(Cost $382,777,511)					387,549,362

		Number Of
		Shares	Value
Commingled Investment Vehicles -- 19.5%
Exchange-Traded Funds -- 1.3%
iShares Dow Jones US Real Estate Index Fund		45,000	3,442,050
iShares MSCI EAFE Index Fund		302,800	25,020,364
			28,462,414
Private Investment Funds -- 18.2%	(h)
Canyon Value Realization Fund, LP	(a) (c) (d) (f)		43,527,190
Convexity Capital Offshore, LP	(a) (c) (d) (f)		52,447,948
Farallon Capital Institutional Partners, LP	(a) (c) (d) (f)		41,785,189
Freeman Fair Value Fund I, LP	(a) (d) (f)		56,948,660
Joho Partners, LP	(a) (c) (d) (f)		17,914,542
Lansdowne UK Equity Fund Ltd.	(a) (c) (d) (f)	110,811	32,612,140
Lone Cascade, LP	(a) (c) (d) (f)		9,936,109
Lone Picea, LP, Class B	(a) (c) (d) (f)		2,102,571
Lone Picea, LP, Class D	(a) (c) (d) (f)		3,467,380
Lone Redwood, LP	(a) (c) (d) (f)		15,992,432
Maverick Fund USA Ltd., Class C	(a) (c) (d) (f)		29,212,459
OZ Domestic Partners, LP	(a) (c) (d) (f)		15,875,201
Regiment Capital Ltd.	(a) (c) (d) (f)	45,152	8,267,744
The Nomad Investment Co. Ltd.	(a) (c) (d) (f)	140,000	18,187,397
Tosca	(a) (c) (d) (f)	153,727	19,823,261
Tosca Asia	(a) (c) (d) (f)	230,590	26,109,095
			394,209,318
Total Commingled Investment Vehicles
(Cost $289,204,292)			422,671,732

		Number Of
		Shares	Value
Preferred Stocks -- 0.1%
Anglo Platinum Ltd., 6.38% (South Africa)		5,456	299,358
Cia Vale do Rio Doce (Brazil)		52,336	1,490,420
Hyundai Motor Co. Ltd. (South Korea)		14,200	568,520
Total Preferred Stocks
(Cost $1,092,549)			2,358,298

				Number Of
				Contracts
Purchased Options -- 0.4%
1YR Put, Strike 90.00, Expiring 01/18/08, OTC	(a) (c)			305,115	4,079,388
S&P 500 Index Put, Strike 1,400, Expiring 10/20/07	(a)			1,045	250,800
S&P 500 Index Put, Strike 1,450, Expiring 12/22/07	(a)			1,000	2,380,000
S&P 500 Index Put, Strike 1,500, Expiring 12/22/07	(a)			500	1,800,000
Total Purchased Options
(Cost $9,332,697)					8,510,188
				Number Of
				Rights

Rights -- 0.0%
Fortis,
Expiring 10/05/07 (Belgium)	(a)			59,000	313,809
Malaysian Airlines System Berhad,
Expiring 10/17/07 (Malaysia)	(a)			80,000	18,683
Total Rights
(Cost $210,400)					332,492

				Number Of
				Warrants
Warrants -- 0.0%
Bank Pan Indonesia Tbk-Warrants,
Expiring 07/10/09 (Indonesia)	(a)			1,823,341	56,824
Matahari Putra Prima Tbk-Warrants,
Expiring 07/12/10 (Indonesia)	(a)			530,600	5,802
Multi-Purpose Holdings Berhad Warrants,
Expiring 02/26/09 (Malaysia)	(a)			18,100	6,268
Total Warrants
(Cost $24,049)					68,894

		Interest	Maturity	Principal
		Rate	Date	Amount	Value
Short-Term Investments -- 24.6%

Repurchase Agreements -- 2.1%
State Street Bank & Trust Co. Repurchase Agreement issued 09/28/07, (proceeds at maturity $44,963,323) (Collateralized by $44,900,000 05/31/08 US Treasury Note, 4.875%, with a market value of $45,854,125).		3.000%	10/01/07	44,952,084	44,952,084
(Cost $44,952,084)

US Government Agency Obligations -- 0.0%
FNMA Discount Note	(i)	0.000%	03/28/08	75,000	73,366
(Cost $73,962)

US Treasury Securities -- 22.5%
US Treasury Bill	(j)		11/23/07	83,000,000	82,555,784
US Treasury Bill	(j)		12/13/07	85,000,000	84,373,465
US Treasury Bill	(j)		12/20/07	100,000,000	99,185,600
US Treasury Bill	(j)		12/27/07	40,000,000	39,639,920
US Treasury Bill	(j)		01/24/08	5,000,000	4,939,705
US Treasury Bill	(j)		01/31/08	5,000,000	4,935,355
US Treasury Bill	(i) (j)		02/14/08	144,000,000	141,888,240
US Treasury Bill	(j)		02/21/08	14,000,000	13,784,120
US Treasury Bill	(j)		03/06/08	18,000,000	17,692,128
Total US Treasury Securities
(Cost $488,146,502)					488,994,317
Total Short-Term Investments
(Cost $533,172,548)					534,019,767

Total Investments -- 103.5%
(Cost $1,880,062,758)		2,244,575,805
Liabilities in Excess of Other Assets -- (3.5%)		(74,977,969)

Net Assets -- 100.0%		$2,169,597,836

	Number
	of Shares
Securities Sold Short -- (0.4%)

Common Stocks -- (0.4%)

Financial Services -- (0.0%)
St. Joe Co. (The)	12,300	$(413,403)

Hotels, Restaurants & Leisure -- (0.0%)

Vail Resorts, Inc.	11,700	(728,793)

Real Estate Investment Trusts (REITs) -- (0.4%)

Associated Estates Realty Corp.	8,800	(114,752)

BRE Properties, Inc.	12,100	(676,753)
Cedar Shopping Centers, Inc.	31,800	(433,116)

Colonial Properties Trust	10,400	(356,720)

Duke Realty Corp.	19,800	(669,438)

Equity One, Inc.	33,000	(897,600)

Franklin Street Properties	25,000	(431,250)

General Growth Properties, Inc.	6,500	(348,530)

HCP, Inc.	20,500	(679,985)

Hersha Hospitality Trust	31,000	(306,900)

Highwoods Properties, Inc.	13,400	(491,378)

Kilroy Realty Corp.	12,800	(776,064)

Kite Realty Group Trust	19,000	(357,200)

National Retail Properties, Inc.	20,000	(487,600)

Pennsylvania Real Estate Investment Trust	8,800	(342,672)

Senior Housing Properties Trust	12,700	(280,162)

		(7,650,120)

Thrifts & Mortgage Finance -- (0.0%)

Downey Financial Corp.	3,500	(202,300)

Warrants -- (0.0%)

China Overseas Land & Investment Ltd.

Expiring 8/27/08	7,983	(6,562)

Total Securities Sold Short
(Proceeds $9,074,657)		$(9,001,178)

ADR	American Depositary Receipt
CVA	Certificaaten van aandelen (share certificates)
EAFE	Europe, Australasia, and Far East
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents rate as on September 30, 2007.
GDR	Global Depositary Receipt
GNMA	Ginnie Mae
JSE	Johannesburg Stock Exchange
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NV	Naamloze Vennootschap
NVDR	Non-Voting Depositary Receipt
NYSE	New York Stock Exchange
REIT	Real Estate Investment Trust
SPADR	Sponsored ADR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TBA	To be Announced
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VRN	Variable Rate Note. Rate disclosed represents rate as of September 30, 2007.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

(a)	Non-income producing security.
(b)	A tracking stock is a common stock issued by a parent company that tracks the performance of a particular division without having claim on the assets of the division or the parent company . Also known as a "designer stock".
(c)	Illiquid security.
(d)	Restricted Securities. The following restricted securities were held by the fund as of September 30, 2007, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities  generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. All of the below securities are illiquid, with the exception of Freeman Fair Value Fund I, LP and the Value Realization Fund, LP. TIP's board of directors has deemed 10% of the Value Realization Fund, LP to be illiquid.
The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days' notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investment	Date of Acquisition	Cost	Value

Aeroplane Income Fund Registered, Class D	01/08/07-05/22/07	$ 335,785	$ 454,216
Bell Aliant Regional Communications Income Fund	07/11/06	46,436	50,187
Canyon Value Realization Fund, LP	12/31/97-04/03/06	23,797,935	43,527,190
Convexity Capital Offshore, LP	02/16/06	42,000,000	52,447,948
Farallon Capital Institutional Partners, LP	04/01/95-11/01/05	17,746,138	41,785,189
Freeman Fair Value Fund I, LP	10/01/04-07/01/05	50,000,000	56,948,660
Jazz Air Income Fund	03/12/07-05/22/07	66,081	70,668
Joho Partners, LP	01/03/07	15,000,000	17,914,542
Lansdowne UK Equity Fund Ltd.	06/01/06-09/01/07	26,000,000	32,612,140
Lone Cascade, LP	01/03/06-01/02/07	6,487,000	9,936,109
Lone Picea, LP, Class B	01/03/05	1,617,000	2,102,571
Lone Picea, LP, Class D	01/02/03-01/02/04	2,279,000	3,467,380
Lone Redwood, LP	12/29/98	3,154,356	15,992,432
Maverick Fund USA Ltd., Class C	06/30/04-01/03/06	20,000,000	29,212,459
OZ Domestic Partners, LP	12/31/01-09/30/03	9,000,000	15,875,201
Regiment Capital Ltd.	06/30/03	6,000,000	8,267,744
The Nomad Investment Co. Ltd.	10/02/06	14,000,000	18,187,397
Tosca	12/30/03-07/30/04	11,000,000	19,823,261
Tosca Asia	03/01/07	20,000,000	26,109,095
Total			$ 394,784,389

(e)	Interest Only security.
(f)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $407,025,696, which represents 18.8% of the fund's net assets.

(g)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 5 to the Notes to Financial Statements.
(h)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2007. These positions are therefore grouped into their own industry classification.
(i)	Security or a portion thereof is held as initial margin for financial futures and held as collateral for short sales.
(j)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

	Financial Futures Contracts
			Notional
		Initial	Value at	Unrealized
Number	Type	Notional Value/	September 30,	Appreciation/
of Contracts		(Proceeds)	2007	(Depreciation)

	Long Financial Futures Contracts
37	December 2007 10-Year US Treasury Note	$ 4,014,131	$ 4,043,406	$ 29,275
6	December 2007 90-Day Eurodollar	1,425,010	1,427,325	2,315
71	December 2007 Australian Dollar	5,960,450	6,288,470	328,020
274	December 2007 British Pounds	34,690,675	34,967,538	276,863
76	December 2007 CAC40	5,994,067	6,238,988	244,921
130	December 2007 Canadian Dollar	12,504,090	13,093,600	589,510
31	December 2007 DAX Index	8,420,395	8,790,607	370,212
527	December 2007 Euro FX GLBX	91,811,688	94,155,138	2,343,450
433	December 2007 FTSE 100 Index	55,821,693	57,757,424	1,935,731
875	December 2007 Japanese Yen	96,838,176	96,217,188	(620,988)
37	December 2007 MIB Index	10,309,333	10,563,373	254,040
505	December 2007 S&P 500	188,528,069	194,185,125	5,657,056
219	December 2007 Swiss Franc	23,243,532	23,665,688	422,156
301	December 2007 Topix Index	40,224,176	42,556,392	2,332,216
143	December 2007 TSE 60 Index	23,601,433	23,678,781	77,348
1	December 2007 US Long Bond	112,292	111,344	(948)
				14,241,177

	Short Financial Futures Contracts
56	December 2007 10-Year Swap	(5,986,423)	(5,942,125)	44,298
12	December 2007 2-Year US Treasury Note	(2,471,220)	(2,484,563)	(13,343)
31	December 2007 5-Year US Treasury Note	(3,295,126)	(3,317,969)	(22,843)
7	March 2008 90-Day Eurodollar	(1,670,482)	(1,670,900)	(418)
10	June 2008 90-Day Eurodollar	(2,384,247)	(2,390,625)	(6,378)
7	September 2008 90-Day Eurodollar	(1,672,869)	(1,674,575)	(1,706)
32	December 2008 90-Day Eurodollar	(7,608,414)	(7,654,800)	(46,386)
7	March 2009 90-Day Eurodollar	(1,671,507)	(1,673,263)	(1,756)
7	June 2009 90-Day Eurodollar	(1,670,182)	(1,671,250)	(1,068)
24	September 2009 90-Day Eurodollar	(5,717,352)	(5,723,700)	(6,348)
24	December 2009 90-Day Eurodollar	(5,714,376)	(5,718,000)	(3,624)
23	March 2010 90-Day Eurodollar	(5,474,443)	(5,475,438)	(995)
23	June 2010 90-Day Eurodollar	(5,472,693)	(5,471,413)	1,280
6	September 2010 90-Day Eurodollar	(1,426,560)	(1,426,275)	285
6	December 2010 90-Day Eurodollar	(1,425,585)	(1,425,075)	510
6	March 2011 90-Day Eurodollar	(1,424,910)	(1,424,175)	735
6	June 2011 90-Day Eurodollar	(1,424,010)	(1,423,200)	810
6	September 2011 90-Day Eurodollar	(1,423,110)	(1,422,225)	885
6	December 2011 90-Day Eurodollar	(1,422,135)	(1,421,325)	810
6	March 2012 90-Day Eurodollar	(1,421,385)	(1,420,650)	735
6	June 2012 90-Day Eurodollar	(1,420,560)	(1,419,825)	735
6	September 2012 90-Day Eurodollar	(1,419,885)	(1,419,000)	885
				(52,897)
				$ 14,188,280

		In exchange	Unrealized
Description	Forward Currency Contracts	for	Depreciation
Sell Contracts
£ 4,231,000	Great British Pounds Settling on 10/31/07	$ 8,610,593	$ (40,690)

	Total Return Swaps Contracts

					Unrealized
					Appreciation/
Notional Amount	Expiration Date	Counterparty	Pay	Receive	(Depreciation)

$9,510,496	6/10/2008	Bear Stearns	Dow Jones	1-Month LIBOR plus
			Wilshire REIT	a specified spread
			Index Total
			Return		$ (117,029)
CAD $1,690,246	7/8/2008	Merrill Lynch	1-Month CDOR plus	Dundee Real Estate
			a specified spread	Investment Trust	11,392
$20,210,139	3/26/2008	Merrill Lynch	iShares Dow	1-Month LIBOR plus a
			Jones US Real	specified spread
			Estate Index		(236,057)
$5,850,000	10/28/2008	Bear Stearns	1-Month LIBOR plus	iShares MSCI Emerging
			a specified spread	Markets Index	127,308
$27,495,000	3/26/2008	Merrill Lynch	1-Month LIBOR plus	iShares MSCI Emerging
			a specified spread	Markets Index	596,821
$43,548	9/25/2008	Merrill Lynch	1-Month LIBOR plus	Santos Brasil SA
			a specified spread		1,459
$1,128,091	9/25/2008	Merrill Lynch	1-Month LIBOR plus	Santos Brasil SA
			a specified spread		(10,866)
$749,788	9/25/2008	Merrill Lynch	1-Month LIBOR plus	Santos Brasil SA
			a specified spread		(2,390)
					$ 370,638

See accompanying Notes to Financial Statements.

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)
                                                                                                                            September 30, 2007

		Number of Shares	Value
Common Stocks -- 75.8%
Australia -- 4.2%
Alumina Ltd.		113,000	$ 713,096
Amcor Ltd.		262,853	1,718,781
Australia and New Zealand Banking Group Ltd.		42,568	1,119,364
Caltex Australia Ltd.		32,300	671,824
Foster's Group Ltd.		455,671	2,637,972
National Australia Bank Ltd.		110,721	3,891,982
Santos Ltd.		73,164	982,357
Telstra Corp. Ltd.		998,402	3,855,726
Wesfarmers Ltd.		39,126	1,462,752
			17,053,854
Austria -- 0.0%
BWIN Interactive Entertainment AG	(a)	1,300	31,003
Oesterreichische Post AG		555	22,332
			53,335
Belgium -- 0.4%
Fortis		58,685	1,726,778

Bermuda -- 0.2%
Cosco Pacific Ltd.		320,000	1,009,589

Brazil -- 0.4%
CPFL Energia SA		42,400	822,324
Redecard SA	(a)	32,700	610,115
			1,432,439
Canada -- 2.0%
Abitibi-Consolidated, Inc.	(a)	49,000	86,704
Ace Aviation Holdings, Inc., Class A	(a)	10,200	272,779
Aeroplane Income Fund Registered, Class D	(b) (c)	7,693	172,090
Alcan, Inc.		10,600	1,057,496
BCE, Inc.		8,737	350,481
Bell Aliant Regional Communications Income Fund	(b) (c)	565	18,200
Bombardier, Inc., Class B	(a)	347,000	2,061,801
Fraser Papers, Inc.	(a)	12,100	60,947
Imperial Oil Ltd.		24,916	1,234,715
Jazz Air Income Fund	(b) (c)	3,206	25,528
Nortel Networks Corp.	(a)	7,862	133,266
Onex Corp.		5,300	194,757
Rogers Communications, Inc., Class B		53,600	2,440,062
			8,108,826
China -- 0.1%
Tsingtao Brewery Co. Ltd.		159,000	578,491

Denmark -- 0.9%
Coloplast A/S, Class B		7,200	684,761
GN Store Nord A/S (GN Great Nordic)	(a)	50,600	513,428
Vestas Wind Systems A/S	(a)	18,466	1,459,552
William Demant Holding	(a)	11,600	1,028,198
			3,685,939
Finland -- 1.3%
Metso Oyj		26,670	1,836,998
Sampo Oyj, Class A		48,200	1,470,225
Tietoenator Oyj		15,420	345,769
UPM-Kymmene Oyj		69,520	1,680,020
Wartsila Oyj Corp., Class B		2,330	159,512
			5,492,524
France -- 6.2%
Atos Origin SA	(a)	5,100	296,682
AXA SA		27,200	1,213,181
BNP Paribas		10,598	1,158,281
Carrefour SA		42,914	3,005,978
Compagnie de Saint-Gobain		32,807	3,416,184
France Telecom SA		76,123	2,549,551
Lagardere S.C.A.		1,660	141,200
Legrand SA		13,750	462,086
Renault SA		24,310	3,518,428
SA des Ciments Vicat		1,440	146,190
Sanofi-Aventis		10,476	888,107
SCOR SE		23,009	615,898
Societe Generale, Class A		17,860	2,993,133
Suez SA, Strip VVPR	(a) (c)	6,948	99
Thales SA		16,000	937,849
Total SA		50,717	4,103,557
			25,446,404
Germany -- 3.4%
BASF AG		10,800	1,490,590
Bayer AG		9,505	755,479

Bayerische Motoren Werke AG		11,800	761,030
DaimlerChrysler AG		14,900	1,500,816
Deutsche Post AG		15,600	453,904
Deutsche Telekom AG		123,250	2,421,047
E.ON AG		7,400	1,368,609
Fresenius Medical Care AG & Co.		13,700	728,224
Fresenius Medical Care AG & Co. - ADR		15,780	837,287
RWE AG		29,588	3,719,818
			14,036,804
Hong Kong -- 2.9%
Asia Satellite Telecommunications Holdings Ltd.		15,000	30,859
China Mobile Ltd.		83,000	1,359,638
First Pacific Co.		1,000,000	739,940
Henderson Land Development Co.		126,000	994,298
Hong Kong & Shanghai Hotels Ltd. (The)		308,273	546,589
Hong Kong Aircraft Engineering Co. Ltd.		29,400	663,784
Hong Kong Electric Holdings Ltd.		317,500	1,648,920
i-CABLE Communications Ltd.		539,000	112,214
New World Development Ltd.		853,756	2,357,978
Next Media Ltd.		432,000	122,084
Silver Grant International Ltd.		184,000	38,141
SmarTone Telecommunications Holdings Ltd.		234,478	290,298
Television Broadcasts Ltd.		113,000	678,773
Wharf (Holdings) Ltd. (The)		390,571	1,919,743
Wheelock & Co. Ltd.		199,000	547,541
			12,050,800
Indonesia -- 0.5%
Bank Pan Indonesia Tbk PT	(a)	6,952,902	531,093
Bank Permata Tbk PT	(a) (c)	5,572	566
Citra Marga Nusaphala Persada Tbk PT		343,000	90,893
Gudang Garam Tbk PT		124,000	127,315
Indofood Sukses Makmur Tbk PT		1,177,000	247,964
Matahari Putra Prima Tbk PT		2,133,100	179,379
Mulia Industrindo Tbk PT	(a)	415,000	13,427
Semen Gresik Persero Tbk PT		1,194,000	694,860
			1,885,497
Ireland -- 0.3%
DCC plc		4,740	140,495
Fyffes plc		100,000	129,667
Independent News & Media plc		216,340	822,320
Paddy Power plc		500	17,661
Total Produce plc	(a)	99,200	94,703
			1,204,846
Israel -- 0.2%
Bank Hapoalim B.M.		145,176	745,326

Italy -- 3.3%
Banco Popolare Scarl	(a)	21,801	489,689
Fiat SpA		61,800	1,873,415
Finmeccanica SpA		4,700	136,982
Intesa Sanpaolo		477,733	3,684,690
Luxottica Group SpA - SPADR		33,300	1,128,870
Natuzzi SpA - SPADR	(a)	6,600	38,940
Saipem SpA		49,800	2,113,107
Seat Pagine Gaille		915,440	511,290
UniCredito Italiano SpA		391,488	3,347,486
			13,324,469
Japan -- 13.0%
Ajinomoto Co., Inc.		41,000	512,466
Alfresa Holdings Corp.		5,400	344,106
Astellas Pharma, Inc.		47,700	2,281,530
Bank of Yokohama Ltd. (The)		39,000	268,107
Bridgestone Corp.		29,900	658,398
Canon, Inc.		63,850	3,458,760
Chiba Bank Ltd. (The)		26,000	199,999
Dai Nippon Printing Co. Ltd.		27,000	384,911
Dai-Dan Co. Ltd.		27,000	130,963
Daifuku Co. Ltd.		7,000	79,795
East Japan Railway Co.		122	961,420
Ebara Corp.		30,000	138,123
FamilyMart Co. Ltd.		22,000	572,929
FUJIFILM Holdings Corp.		22,000	1,011,254
Fujitsu Frontech Ltd.		8,500	75,341
Fukuoka Financial Group, Inc.	(a)	79,000	460,758
Hitachi Ltd.		68,000	451,319
Inabata & Co. Ltd.		10,000	64,994
Isetan Co. Ltd.		9,000	121,398
JS Group Corp.		26,000	451,708
Kao Corp.		139,000	4,141,874
Kawasaki Heavy Industries Ltd.		150,000	586,231
KDDI Corp.		303	2,241,935
Kinden Corp.		23,000	209,618
Kirin Holdings Co. Ltd.		55,000	725,913
Marui Co. Ltd.		39,500	435,184

Matsushita Electric Industrial		3,000	56,021
Matsushita Electric Works Ltd.		59,772	718,652
Millea Holdings, Inc.		61,700	2,476,030
Mitsubishi Corp.		45,500	1,430,170
Mitsubishi UFJ Financial Group, Inc.		71	644,921
Mizuho Financial Group, Inc.		52	294,693
Namco Bandai Holdings, Inc.		35,000	507,185
NEC Corp.		73,000	353,088
Nintendo Co. Ltd.		1,700	880,039
Nippon Meat Packers, Inc.		34,000	377,704
Nippon Mining Holdings, Inc.		3,000	30,030
Nippon Oil Corp.		51,000	471,110
Nippon Suisan Kaisha Ltd.		70,000	368,983
Nisshinbo Industries, Inc.		9,000	124,573
Nitto Denko Corp.		24,700	1,145,971
Noritake Co. Ltd.		14,000	66,664
NTT Corp.		222	1,035,926
NTT DoCoMo, Inc.		315	447,525
Ohbayashi Corp.		26,000	120,011
OMRON Corp.		1,000	26,330
Onward Holdings Co. Ltd.		25,000	252,222
Ricoh Co. Ltd.		20,000	421,110
Rohm Co. Ltd.		2,400	211,633
Ryosan Co. Ltd.		8,000	200,194
Sankyo Co. Ltd.		1,600	64,672
Sankyo Seiko Co. Ltd.		9,000	33,351
Secom Co. Ltd.		14,500	696,136
Sekisui House Ltd.		34,000	427,275
Seven & I Holdings Co. Ltd.		20,560	529,209
Shimizu Corp.		45,000	243,931
Shiseido Co. Ltd.		15,000	332,411
Sompo Japan Insurance, Inc.		40,000	456,688
Sony Corp.		14,900	716,484
Sumitomo Electric Industries Ltd.		45,700	726,649
Sumitomo Forestry Co. Ltd.		43,000	353,905
Sumitomo Metal Mining Co. Ltd.		21,000	505,667
Sumitomo Mitsui Financial Group, Inc.		92	713,016
Sumitomo Trust & Banking Co. Ltd.		42,000	316,497
Taiyo Nippon Sanso Corp.		58,000	519,340
Takeda Pharmaceutical Co. Ltd.		56,100	3,938,600
Tanabe Seiyaku Co. Ltd.		35,000	440,729
TDK Corp.		7,000	613,547
Tokyo Electric Power Co. Inc. (The)		10,800	272,195
Tokyo Gas Co. Ltd.		195,000	905,454
Tokyo Ohka Kogyo Co. Ltd.		8,900	191,945
Toppan Forms Co. Ltd.		21,700	218,460
Toyo Seikan Kaisha Ltd.		11,000	206,827
Toyota Motor Corp.		50,800	2,973,831
West Japan Railway Co.		449	2,140,105
Yamatake Corp.		11,500	383,971
Yamato Holdings Co. Ltd.		38,000	569,086
			53,119,800
Luxembourg -- 0.6%
ArcelorMittal		30,495	2,400,690

Malaysia -- 1.0%
British American Tobacco Malaysia Berhad		19,000	229,892
Bumiputra-Commerce Holdings Berhad		328,599	1,028,620
Carlsberg Brewery Malaysia Berhad		78,000	106,251
Kumpulan Guthrie Berhad		107,000	206,815
Malaysian Airlines System Berhad	(a)	60,000	75,567
MISC Berhad		317,700	913,613
Multi-Purpose Holdings Berhad		204,000	109,185
Resorts World Berhad		909,000	1,046,961
Sime Darby Berhad		147,200	449,377
			4,166,281
Mexico -- 0.2%
America Movil SA de CV, Series L - ADR		2,400	153,600
Grupo Televisa SA - SPADR		28,200	681,594
Telefonos de Mexico SA de CV, Series L - SPADR		1,600	52,592
			887,786
Netherlands -- 4.1%
Heineken NV		21,150	1,387,743
ING Groep NV - CVA		71,038	3,150,280
Koninklijke (Royal) KPN NV		59,750	1,037,504
Koninklijke (Royal) Philips Electronics NV		27,382	1,234,577
Koninklijke Boskalis Westminster NV - CVA		21,759	1,095,749
Reed Elsevier NV		127,445	2,420,646
Royal Dutch Shell plc, Class A		110,772	4,574,386
Royal Dutch Shell plc, Class B		29,191	1,197,289
Vedior NV		7,400	162,818
Wolters Kluwer NV		22,457	666,710
			16,927,702
New Zealand -- 0.4%

PGG Wrightson Ltd.		164,038	239,543
Telecom Corp. of New Zealand Ltd.		447,797	1,511,390
			1,750,933
Norway -- 0.4%
DNB NOR ASA		43,400	665,345
Statoil ASA		22,700	773,107
			1,438,452
Philippines (The) -- 1.2%
ABS-CBN Broadcasting Corp.		824,800	585,537
Ayala Corp.		185,168	2,251,750
Banco de Oro-EPCI, Inc.		101,400	133,285
Benpres Holdings Corp.	(a)	1,664,000	154,343
DMCI Holdings, Inc.		538,000	108,306
Globe Telecom, Inc.		45,250	1,474,431
Jollibee Foods Corp.		270,000	319,195
			5,026,847
Russia -- 0.2%
LUKOIL - SPADR		10,400	866,320

Singapore -- 2.2%
BIL International Ltd.		433,000	375,681
Great Eastern Holdings Ltd.		65,000	787,047
Jardine Matheson Holdings Ltd.		123,020	3,518,372
Jardine Strategic Holdings Ltd.		131,312	2,074,730
Mandarin Oriental International Ltd.		100,881	226,982
Oversea-Chinese Banking Corp.		190,000	1,134,790
Stats Chippac Ltd.	(a)	745,000	811,954
United Industrial Corp. Ltd.		42,000	86,341
Yellow Pages Singapore Ltd.		74,000	59,759
			9,075,656
South Africa -- 1.3%
Anglo Platinum Ltd.		2,600	407,323
City Lodge Hotels Ltd.		9,008	106,364
FirstRand Ltd.		165,816	536,393
Gold Fields Ltd.		8,286	147,851
Hosken Consolidated Investments Ltd.		20,000	216,016
JD Group Ltd.		9,926	84,682
Nedbank Group Ltd.		31,944	589,249
New Clicks Holdings Ltd.		44,500	107,461
RMB Holdings Ltd.		170,400	823,735
Standard Bank Group Ltd.		73,231	1,080,009
Sun International Ltd.		52,891	1,127,825
			5,226,908
South Korea -- 0.4%
Daelim Industrial Co. Ltd.		5,443	1,003,256
Hyundai Motor Co.		950	76,508
Kookmin Bank		1,200	98,695
Korea Electric Power Corp.		950	44,433
POSCO		200	144,044
Samsung Electronics Co. Ltd.		170	106,675
			1,473,611
Spain -- 4.3%
Acciona SA		7,300	1,980,742
Acerinox SA		51,720	1,553,633
Banco Popular Espanol SA		59,020	1,013,350
Banco Santander SA		216,698	4,193,921
Iberdrola SA		41,393	2,425,522
Prosegur, Compania de Seguridad SA		7,800	283,433
Sogecable SA	(a)	8,025	291,448
Telefonica SA		196,456	5,503,070
Viscofan SA		9,950	231,928
			17,477,047
Sweden -- 1.1%
Assa Abloy AB		43,800	909,144
Ericsson, Class B		257,120	1,029,166
Hoganas AB, Class B		10,000	264,929
Modern Times Group MTG AB, Class B		2,570	166,223
Svenska Cellulosa AB (SCA) - Class B		46,600	869,044
Svenska Handelsbanken, Class A		35,700	1,106,860
TeliaSonera AB		16,500	148,928
			4,494,294
Switzerland -- 2.4%
Adecco SA		12,100	715,597
Compagnie Financiere Richemonte AG (UNIT)		21,900	1,451,033
Geberit AG		5,280	690,697
Logitech International SA	(a)	24,955	742,916
Novartis AG		88,287	4,858,580
PubliGroupe SA		710	247,722
Roche Holding AG		5,515	999,408
Sonova Holding AG		2,085	208,976
			9,914,929
Taiwan -- 0.7%
Asustek Computer, Inc. - GDR		261,944	785,211
Chunghwa Telecom Co. Ltd. - ADR		58,679	1,084,395

Taiwan Semiconductor Manufacturing Co. Ltd.		117,584	228,626
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR		89,431	905,042
			3,003,274
Thailand -- 1.0%
Advanced Info Service PCL		277,900	713,537
GMM Grammy PCL		132,000	34,083
Kasikornbank PCL		177,000	427,130
Land and Houses Public Co. Ltd.		549,000	139,898
Matichon PCL		330,000	81,838
MBK PCL		89,000	170,080
Post Publishing PCL		240,000	36,761
Siam Cement PCL		70,000	530,244
Siam Cement PCL - NVDR	(a)	225,900	1,670,257
Thanachart Capital PCL		178,000	81,535
			3,885,363
Turkey -- 0.2%
Akbank TAS		84,286	639,340

United Kingdom -- 14.7%
AMEC plc		16,330	246,870
Anglo American plc		2,000	131,905
Anglo American plc - ADR		24,990	835,915
Arriva plc		77,682	1,227,891
Aviva plc		74,178	1,116,031
BAE Systems plc		178,270	1,798,522
Barclays plc		93,500	1,136,860
BG Group plc		118,917	2,057,106
BP plc		409,998	4,742,679
BT Group plc		63,600	399,595
Bunzl plc		26,567	380,789
Cable & Wireless plc		373,300	1,404,313
Capita Group plc		97,887	1,450,072
Carnival plc		16,056	766,159
Compass Group plc		281,263	1,737,992
Daily Mail & General Trust NV - Class A		6,550	84,445
Devro plc		63,600	115,164
Diageo plc		60,304	1,322,865
Enodis plc		146,400	522,723
Enterprise Inns plc		54,975	667,003
GKN plc		186,009	1,347,475
GlaxoSmithKline plc		183,041	4,854,880
Hays plc		139,130	378,624
HBOS plc		161,551	3,019,738
HMV Group plc		17,400	41,608
Homeserve plc		4,600	162,832
ICAP plc		103,600	1,116,127
Informa plc		83,700	856,416
International Personal Finance		76,602	308,415
Intertek Group plc		49,800	963,172
Invensys plc	(a)	124,376	786,601
INVESCO plc		61,490	831,522
ITV plc		228,100	479,453
Ladbrokes plc		35,570	313,938
Lloyds TSB Group plc		274,631	3,046,049
Northgate plc		5,460	103,338
Provident Financial plc		27,551	502,513
Reckitt Benckiser plc		26,060	1,530,664
Reed Elsevier plc		86,100	1,086,814
Rexam plc		62,800	708,126
Rio Tinto plc		26,425	2,265,732
Rolls-Royce Group plc	(a)	16,560	176,900
Royal & Sun Alliance Insurance Group plc		51,500	162,654
Royal Bank of Scotland Group plc		260,058	2,790,435
Sage Group plc		226,600	1,155,766
Smiths Group plc		20,500	448,086
Sportingbet plc	(a)	47,150	39,837
Stagecoach Group plc		162,666	756,380
Tesco plc		136,300	1,224,801
Thomas Cook Group plc	(a)	161,833	921,320
Tui Travel plc	(a)	130,635	673,544
Unilever plc		110,498	3,493,433
Vodafone Group plc		208,987	756,984
WPP Group plc		44,700	605,016
			60,054,092
United States -- 0.1%
NII Holdings, Inc., Class B	(a)	5,800	476,470

Total Common Stocks
(Cost $200,362,550)			310,141,716

Commingled Investment Vehicles -- 12.4%
				Number of Shares	Value
Exchange-Traded Funds -- 2.6%
iShares MSCI EAFE Index Fund				128,700	10,634,481
(Cost $9,307,888)

Private Investment Funds -- 9.8%	(d)
Convexity Capital Offshore, LP	(a) (b) (c) (e)				15,729,868
Lansdowne UK Equity Fund Ltd.	(a) (b) (c) (e)			54,038	15,876,003
Tosca	(a) (b) (c) (e)			65,654	8,466,096
Total Private Investment Funds
(Cost $23,700,000)					40,071,967
Total Commingled Investment Vehicles
(Cost $33,007,888)					50,706,448

				Number of
				Shares	Value
Preferred Stocks -- 0.5%
Cia Vale Do Rio Doce (Brazil)				52,940	1,507,620
Hyundai Motor Co., Ltd. (South Korea)				10,100	404,370
Total Preferred Stocks
(Cost $929,659)					1,911,990

				Number of
				Rights	Value
Rights -- 0.1%
Fortis,
Expiring 10/05/07 (Belgium)	(a)			58,685	312,133
Malaysian Airlines System Berhad,
Expiring 10/17/07 (Malaysia)	(a)			40,000	9,342
Total Rights
(Cost $235,835)					321,475

				Number of
				Warrants	Value
Warrants -- 0.0%
Bank Pan Indonesia Tbk-Warrants,
Expiring 7/10/2009 (Indonesia)	(a)			1,266,980	39,485
Matahari Putra Prima Tbk-Warrants,
Expiring 7/12/2010 (Indonesia)	(a)			370,825	4,055
Multi-Purpose Holdings Berhad Warrants,
Expiring 2/26/2009 (Malaysia)	(a)			20,400	7,064
Total Warrants
(Cost $16,955)					50,604

		Interest	Maturity	Principal
		Rate	Date	Amount	Value
Short-Term Investments -- 10.9%

Repurchase Agreements -- 4.2%
State Street Bank & Trust Co. Repurchase Agreement issued 09/28/07		3.000%	10/01/07	17,067,560
(proceeds at maturity $17,071,827) (Collateralized by $17,050,000 05/31/08 US Treasury Note, 4.875%, with a market value of $17,412,313)
(Cost $17,067,560)					17,067,560

US Treasury Securities -- 6.7%
US Treasury Bill	(f)		12/13/07	2,000,000	1,985,258
US Treasury Bill	(f)		12/27/07	2,000,000	1,981,996
US Treasury Bill	(f) (g)		01/31/08	5,000,000	4,935,355
US Treasury Bill	(f) (g)		02/21/08	2,000,000	1,969,160
US Treasury Bill	(f)		03/06/08	17,000,000	16,709,232
Total US Treasury Securities
(Cost $27,552,108)					27,581,001
Total Short-Term Investments
(Cost $44,619,668)					44,648,561

Total Investments -- 99.7%
(Cost $279,172,555)					407,780,794
Other Assets in Excess of Liabilities -- 0.3%					1,338,428
Net Assets -- 100.0%					$ 409,119,222

ADR	American Depositary Receipt
CVA	Certificaaten van aandelen (share certificates)
EAFE	Europe, Australasia, and Far East
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
SCA	Sociedad en Comandita por Acciónes
SPADR	Sponsored ADR
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

(a)	Non-income producing security.
(b)	Restricted Securities. The following restricted securities were held by the fund as of September 30, 2007, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investment	Date of Acquisition	Cost	Value

Aeroplane Income Fund Registered, Class D	01/08/07-05/22/07	$ 125,543	$ 172,090
Bell Aliant Regional Communications Income Fund	07/11/06	16,840	18,200
Convexity Capital Offshore, LP	02/16/06	11,000,000	15,729,868
Jazz Air Income Fund	03/12/07-05/22/07	23,682	25,528
Lansdowne UK Equity Fund Ltd.	05/31/03	8,000,000	15,876,003
Tosca	07/01/04	4,700,000	8,466,096
Total			$ 40,287,785

(c)	Illiquid security.
(d)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2007. These positions are therefore grouped into their own industry classification.
(e)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $40,071,967, which represents 9.8% of the fund's net assets.
(f)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(g)	Security or a portion thereof is pledged as initial margin for financial futures contracts.

	Financial Futures Contracts
				Notional
Number			Initial	Value at	Unrealized
of			Notional Value/	September 30,	Appreciation/
Contracts	Type		(Proceeds)	2007	(Depreciation)

	Long Financial Futures Contracts

65	December 2007 Australian Dollar		5,456,750	5,757,050	$ 300,300
28	December 2007 British Pounds		3,545,037	3,573,325	28,288
120	December 2007 CAC40		9,464,315	9,851,033	386,718
135	December 2007 Canadian Dollar		13,027,785	13,597,200	569,415
24	December 2007 DAX Index		6,575,394	6,805,631	230,237
56	December 2007 Euro FX GLBX		9,753,369	10,005,100	251,731
120	December 2007 FTSE 100 Index		15,470,215	16,006,676	536,461
148	December 2007 Japanese Yen		16,283,119	16,274,450	(8,669)
10	December 2007 MIB Index		2,786,306	2,854,966	68,660
125	December 2007 Swiss Franc		13,245,944	13,507,813	261,869
79	December 2007 Topix Index		10,557,176	11,169,286	612,110
93	December 2007 TSE 60 Index		15,349,184	15,399,487	50,303
					$ 3,287,423

	Forward Currency Contracts
			In exchange		Unrealized
Description			for		Depreciation
Sell Contracts
£2,754,000	Great British Pounds Settling on 10/31/07		$ 5,602,680		$ (28,526)

	Total Return Swaps Contracts

Notional					Unrealized
Amount	Expiration Date	Counterparty	Pay	Receive	Appreciation

$ 3,656,250	7/28/2008	Barclays	1-Month LIBOR plus	iShares MSCI Emerging
			a specified spread	Market Index	$ 79,415

$ 7,312,500	7/28/2008	Barclays	1- Month LIBOR plus	iShares MSCI Emerging
			a specified spread	Markets Index	158,831
					$ 238,246

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)             September 30, 2007

		Number of
		Shares	Value
Common Stocks -- 63.6%
Aerospace and Defense -- 2.0%
AAR Corp.	(a)	61,500	$1,865,910
Boeing Co.		4,700	493,453
Honeywell International, Inc.		6,400	380,608
L-3 Communications Holdings, Inc.		2,300	234,922
Lockheed Martin Corp.		6,600	716,034
Northrop Grumman Corp.		7,900	616,200
Precision Castparts Corp.		3,300	488,334
			4,795,461
Beverages -- 0.3%
PepsiCo, Inc.		10,900	798,534

Biotechnology -- 0.2%
Gilead Sciences, Inc.	(a)	14,300	584,441

Capital Markets -- 1.0%
Franklin Resources, Inc.		1,700	216,750
Goldman Sachs Group, Inc.		4,300	931,982
Merrill Lynch & Co., Inc.		9,800	698,544
Morgan Stanley		11,100	699,300
			2,546,576
Chemicals -- 1.6%
Dow Chemical Co. (The)		8,800	378,928
Nalco Holding Co.		95,481	2,831,012
Tronox, Inc., Class A		56,500	525,450
Tronox, Inc., Class B		31,000	279,930
			4,015,320
Commercial Banks -- 2.5%
Comerica, Inc.		7,200	369,216
KeyCorp		12,900	417,057
North Valley Bancorp		69,300	1,563,408
Prosperity Bancshares, Inc.		46,187	1,531,561
South Financial Group, Inc. (The)		64,000	1,455,360
Wachovia Corp.		6,800	341,020
Wells Fargo & Co.		10,300	366,886
			6,044,508
Commercial Services & Supplies -- 0.0%
Preview Systems	(a) (b)	66,800	334

Communications Equipment -- 0.6%
Cisco Systems, Inc.	(a)	32,400	1,072,764
Juniper Networks, Inc.	(a)	7,500	274,575
			1,347,339
Computers & Peripherals -- 0.6%
EMC Corp.	(a)	15,200	316,160
Hewlett-Packard Co.		24,200	1,204,918
			1,521,078
Diversified Consumer Services -- 3.3%
DeVry, Inc.		96,000	3,552,960
ITT Educational Services, Inc.	(a)	37,100	4,514,699
			8,067,659

Diversified Financial Services -- 1.1%
Bank of America Corp.		7,800	392,106
Citigroup, Inc.		24,800	1,157,416
JPMorgan Chase & Co.		25,900	1,186,738
			2,736,260
Diversified Telecommunication Services -- 1.0%
AT&T, Inc.		22,392	947,405
General Communications, Inc., Class A	(a)	94,100	1,142,374
Verizon Communications, Inc.		10,100	447,228
			2,537,007
Electric Utilities -- 1.6%
American Electric Power Co., Inc.		2,000	92,160
Edison International		9,500	526,775
FirstEnergy Corp.		8,500	538,390
Portland General Electric Co.		102,100	2,838,380
			3,995,705
Electrical Equipment -- 0.2%
Rockwell Automation, Inc.		7,000	486,570

Electronic Equipment & Instruments -- 3.1%
Checkpoint Systems, Inc.	(a)	208,500	5,502,315
Rogers Corp.	(a)	49,000	2,018,310
			7,520,625
Energy Equipment & Services -- 0.1%
Halliburton Co.		6,400	245,760

Food & Staples Retailing -- 0.7%
Kroger Co. (The)		20,900	596,068
Safeway, Inc.		14,700	486,717
Walgreen Co.		16,000	755,840
			1,838,625
Food Products -- 0.4%
ConAgra Foods, Inc.		18,300	478,179
General Mills, Inc.		9,500	551,095
			1,029,274
Health Care Equipment & Supplies -- 2.2%
Cooper Companies, Inc. (The)		55,598	2,914,447
STERIS Corp.		91,100	2,489,763
			5,404,210
Health Care Providers & Services -- 5.3%
Aetna, Inc.		13,200	716,364
AmerisourceBergen Corp.		9,500	430,635
AmSurg Corp.	(a)	45,000	1,038,150
Cardinal Health, Inc.		8,300	518,999
CIGNA Corp.		10,800	575,532
Express Scripts, Inc.	(a)	10,400	580,528
LifePoint Hospitals, Inc.	(a)	74,447	2,234,154
Lincare Holdings, Inc.	(a)	20,000	733,000
McKesson Corp.		9,500	558,505
Medco Health Solutions, Inc.	(a)	3,400	307,326
Odyssey HealthCare, Inc.	(a)	105,100	1,010,011
Owens & Minor, Inc.		50,800	1,934,972
PharmChem, Inc.	(a) (b)	269,200	2,154
Universal Health Services, Inc., Class B		37,000	2,013,540
Wellpoint, Inc.	(a)	5,000	394,600
			13,048,470
Hotels, Restaurants & Leisure -- 1.4%
Applebee's International, Inc.		50,000	1,244,000

McDonald's Corp.		9,700	528,359
Ruby Tuesday, Inc.		65,000	1,192,100
Yum! Brands, Inc.		17,600	595,408
			3,559,867
Household Durables -- 0.2%
Garmin Ltd.		3,300	394,020

Household Products -- 0.2%
Kimberly-Clark Corp.		4,500	316,170
Procter & Gamble Co.		3,200	225,088
			541,258
Industrial Conglomerates -- 0.1%
3M Co.		2,600	243,308

Insurance -- 4.2%
Allstate Corp. (The)		12,200	697,718
Aon Corp.		8,000	358,480
Arthur J. Gallagher & Co.		50,000	1,448,500
Brown & Brown, Inc.		60,000	1,578,000
Chubb Corp.		11,200	600,768
Hilb, Rogal & Hobbs Co.		42,200	1,828,526
Loews Corp.		12,700	614,045
Montpelier Re Holdings Ltd. (Bermuda)		138,500	2,451,450
Principal Financial Group		3,700	233,433
Travelers Companies, Inc. (The)		11,500	578,910
			10,389,830
Internet & Catalog Retail -- 0.0%
Geerlings & Wade, Inc.	(a)	66,300	49,725

Internet Software & Services -- 0.2%
eBay, Inc.	(a)	11,800	460,436

IT Services -- 2.6%
Automatic Data Processing, Inc.		13,200	606,276
Computer Sciences Corp.	(a)	2,600	145,340
MoneyGram International, Inc.		127,500	2,880,225
Wright Express Corp.	(a)	75,800	2,765,942
			6,397,783
Life Sciences Tools & Services -- 0.9%
Thermo Fisher Scientific, Inc.	(a)	38,400	2,216,448

Machinery -- 1.5%
Caterpillar, Inc.		5,700	447,051
Crane Co.		30,700	1,472,679
Cummins, Inc.		4,500	575,505
Eaton Corp.		2,400	237,696
Ingersoll-Rand Co. Ltd. (Bermuda)		4,800	261,456
Parker-Hannifin Corp.		5,200	581,516
			3,575,903
Media -- 3.2%
Cox Radio, Inc., Class A	(a)	176,036	2,297,270
DIRECTV Group, Inc. (The)	(a)	24,500	594,860
EchoStar Communications Corp., Class A	(a)	11,100	519,591
Liberty Global, Inc., Class A	(a)	9,600	393,792
Live Nation, Inc.	(a)	131,491	2,794,184
Time Warner, Inc.		43,400	796,824
Walt Disney Co. (The)		11,900	409,241
			7,805,762

Metals and Mining -- 0.6%
Alcan, Inc.		2,200	220,176
Nucor Corp.		10,000	594,700
Pacific Rim Mining Corp. (Canada)	(a) (c)	35,000	40,250
Southern Copper Corp.		5,100	631,533
			1,486,659
Multiline Retail -- 2.2%
Big Lots, Inc.	(a)	110,125	3,286,130
Kohl's Corp.	(a)	8,400	481,572
Saks, Inc.		100,000	1,715,000
			5,482,702
Multi-Utilities -- 0.9%
PNM Resources, Inc.		76,800	1,787,904
Public Service Enterprise Group, Inc.		6,100	536,739
			2,324,643
Office Electronics -- 1.1%
Zebra Technologies Corp., Class A	(a)	74,700	2,725,803

Oil, Gas & Consumable Fuels -- 5.8%
Chevron Corp.		13,700	1,282,046
ConocoPhillips		14,000	1,228,780
EnCana Corp. (Canada)		4,100	253,585
Encore Acquisition Co.	(a)	103,500	3,275,775
Exxon Mobil Corp.		24,500	2,267,720
Marathon Oil Corp.		12,400	707,048
Petro (Canada)		5,500	315,645
Pogo Producing Co.		30,000	1,593,300
Stone Energy Corp.	(a)	64,000	2,560,640
Valero Energy Corp.		10,700	718,826
			14,203,365
Pharmaceuticals -- 1.5%
Forest Laboratories, Inc.	(a)	7,200	268,488
Johnson & Johnson		14,500	952,650
Pfizer, Inc.		41,900	1,023,617
Salix Pharmaceuticals Ltd.	(a)	109,500	1,359,990
			3,604,745
Real Estate -- 0.2%
Brookfield Asset Management, Inc., Class A (Canada)		13,200	508,200

Road & Rail -- 0.4%
Norfolk Southern Corp.		11,100	576,201
Union Pacific Corp.		3,200	361,792
			937,993
Semiconductors & Semiconductor Equipment -- 1.6%
Applied Materials, Inc.		28,100	581,670
Cabot Microelectronics Corp.	(a)	57,000	2,436,750
Intel Corp.		11,300	292,218
Texas Instruments, Inc.		16,200	592,758
			3,903,396
Software -- 1.2%
Microsoft Corp.		55,600	1,637,976
NexPrise, Inc.	(a) (b)	28,553	9,994
Oracle Corp.	(a)	38,600	835,690
Symantec Corp.	(a)	29,600	573,648
			3,057,308
Specialty Retail -- 2.0%
Aaron Rents, Inc.		70,388	1,569,652
Sally Beauty Holdings, Inc.	(a)	124,200	1,049,490

Zale Corp.	(a)			99,500	2,302,430
					4,921,572
Textiles, Apparel & Luxury Goods -- 0.5%
Coach, Inc.	(a)			13,000	614,510
Nike, Inc., Class B				10,000	586,600
					1,201,110
Thrifts & Mortgage Finance -- 2.2%
BankUnited Financial Corp., Class A				62,000	963,480
Downey Financial Corp.				31,395	1,814,631
People's United Financial, Inc.				121,200	2,094,336
Washington Mutual, Inc.				16,700	589,677
					5,462,124
Tobacco -- 0.1%
Reynolds American, Inc.				4,200	267,078

Trading Companies & Distributors -- 0.7%
United Rentals, Inc.	(a)			50,200	1,614,934

Wireless Telecommunication Services -- 0.3%
Sprint Nextel Corp.				36,700	697,300

Total Common Stocks
(Cost $123,791,135)					156,597,028

				Number of
				Shares	Value
Commingled Investment Vehicles -- 22.3%
Private Investment Funds -- 22.3%	(d)
Adage Capital Partners, LP	(a) (b) (c) (e)				34,280,533
Freeman Fair Value Fund I, LP	(a) (c) (e)				20,528,674
Gotham Partners, LP	(a) (b) (c) (e)				138,087
					54,947,294
Total Commingled Investment Vehicles
(Cost $38,507,879)					54,947,294

		Interest	Maturity	Principal
		Rate	Date	Amount	Value
Short-Term Investments -- 14.6%

Repurchase Agreements -- 4.2%
State Street Bank & Trust Co. Repurchase Agreement issued 09/28/07 (proceeds at maturity $10,209,424) (Collateralized by $10,195,000 05/31/08 US Treasury Note, 4.875%, with a market value of $10,411,644)		3.000%	10/01/07	10,206,872	10,206,872
(Cost $10,206,872)

US Treasury Securities -- 10.4%
US Treasury Bill	(f)		11/23/07	2,000,000	1,989,296
US Treasury Bill	(f)		12/13/07	3,500,000	3,474,201
US Treasury Bill	(f)		12/27/07	1,000,000	990,998
US Treasury Bill	(f) (g)		02/14/08	13,500,000	13,302,023
US Treasury Bill	(f)		02/21/08	4,000,000	3,938,320
US Treasury Bill	(f)		03/06/08	2,000,000	1,965,792
Total US Treasury Securities
(Cost $25,629,711)					25,660,630
Total Short-Term Investments
(Cost $35,836,583)					35,867,502

Total Investments -- 100.5%
(Cost $198,135,597)					247,411,824
Liabilities in Excess of Other Assets -- (0.5%)					(1,327,318)
Net Assets -- 100.0%					$ 246,084,506

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Restricted Securities. The following restricted securities were held by the fund as of September 30, 2007, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. All of the below securities are illiquid, with the exception of Freeman Fair Value Fund I, LP, and Pacific Rim Mining Corp. (Canada). TIP's board of directors deemed Pacific Rim Mining Corp. (Canada) to be liquid. The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days' notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investment	Date of Acquisition	Cost	Value

Adage Capital Partners, LP	01/01/02-06/30/03	$ 19,847,065	$ 34,280,533
Freeman Fair Value Fund I, LP	10/01/04-12/31/04	18,000,000	20,528,674
Gotham Partners, LP	06/29/97	660,814	138,087
Pacific Rim Mining Corp. (Canada)	06/01/04	100,800	40,250
Total			$ 54,987,544

(d)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2007. These positions are therefore grouped into their own industry classification.
(e)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $54,947,294, which represents 22.3% of the fund's net assets.
(f)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(g)	Security or a portion thereof is pledged as initial margin for financial futures contracts.

	Financial Futures Contracts
		Initial	Notional	Unrealized
Number		Notioanl/Value	Value at	Appreciation/
of Contracts	Type	(Proceeds)	September 30, 2007	(Depreciation)

	Long Financial Futures Contracts
244	December 2007 S&P 500 Index	91,020,341	93,824,100	$ 2,803,759

	Short Financial Futures Contracts
18	December 2007 MidCap 400 Index	(8,019,200)	(8,039,700)	(20,500)
90	December 2007 Russell 2000 Index	(37,101,375)	(36,594,000)	507,375
				$ 486,875
				$ 3,290,634

See accompanying Notes to Financial Statements.

TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)			September 30, 2007

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Short-Term Investments -- 100.1%

Time Deposit -- 1.5%
State Street Bank & Trust Co.	4.500%	10/01/07	$2,489,000	$ 2,489,000
(Cost $2,489,000)

US Treasury Securities -- 98.6%
US Treasury Bill	(a)	11/23/07	11,000,000	10,941,128
US Treasury Bill	(a)	12/13/07	27,000,000	26,800,983
US Treasury Bill	(a)	12/20/07	3,000,000	2,975,568
US Treasury Bill	(a)	12/27/07	20,000,000	19,819,960
US Treasury Bill	(a)	01/03/08	2,000,000	1,980,234
US Treasury Bill	(a)	01/17/08	16,000,000	15,819,280
US Treasury Bill	(a)	01/24/08	1,000,000	987,941
US Treasury Bill	(a)	01/31/08	5,000,000	4,935,355
US Treasury Bill	(a)	02/07/08	1,000,000	986,125
US Treasury Bill	(a)	02/14/08	19,000,000	18,721,365
US Treasury Bill	(a)	02/28/08	3,000,000	2,951,100
US Treasury Bill	(a)	03/06/08	53,000,000	52,093,488
US Treasury Bill	(a)	03/27/08	5,000,000	4,903,090
Total US Treasury Securities
(Cost $163,688,063)				163,915,617
Total Short-Term Investments
(Cost $166,177,063)				166,404,617

Total Investments -- 100.1%
(Cost $166,177,063)				166,404,617
Liabilities in Excess of Other Assets -- (0.1%)				(243,405)
Net Assets -- 100.0%				$ 166,161,212

(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)	September 30, 2007

1. Organization

TIFF Investment Program, Inc. (TIP) was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. TIP currently has four active funds: TIFF Multi-Asset Fund (Multi-Asset Fund), TIFF International Equity Fund (International Equity Fund), TIFF US Equity Fund (US Equity Fund), and TIFF Short-Term Fund (Short-Term Fund), collectively referred to as the “funds”.

Investment Objectives

		Fund	Investment Objectives

		Multi-Asset	Attain a growing stream of current income and appreciation of principal that at least offsets inflation.
		International Equity	Attain appreciation of principal that at least offsets inflation.
		US Equity	Attain a growing stream of current income and appreciation of principal that at least offsets inflation.
		Short-Term	Attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2	.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Exchange-traded and over-the-counter options and futures contracts are valued at the closing settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short future and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value net of any applicable sales loads.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset values of the funds are determined may be reflected in the funds’ calculation of the net asset value if the funds’ valuation committee believes that the particular event would materially affect net asset value. The funds also employ a fair value model to adjust prices to reflect such events.

Certain funds invest in private investment funds formed for the purpose of earning returns from alternative investment strategies. Private investment interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the fund values its interests in private investment funds at ‘‘fair value’’. In accordance with these procedures, fair value of private investment interests ordinarily is based on the estimated value of the private investment fund, as provided to the fund by the management of the private investment fund. Fair value is intended to represent a good faith approximation of the amount that the fund could reasonably expect to receive from the private investment fund if the fund’s interest in the private investment fund were sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable. If the private investment fund does not provide a value to the fund on a timely basis, the fund would determine the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment, as well as any other relevant information reasonably available at the time the fund values its portfolio. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Foreign Currency Translation

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)	the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date; and

(ii)	purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net unrealized foreign currency gain or loss is included in the Statement of Operations.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

3. Financial Instruments Forward Currency Contracts

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Financial Futures Contracts

The funds may engage in trading financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss in the Statement of Operations. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its market exposures and its exposure to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds’ exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, an illiquid secondary market for the contracts, or counterparties not performing under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short Selling

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In “short selling,” a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Options

If a fund purchases an option, an amount equal to the premium paid by the fund is included in the fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the amount of the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

If a fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each fund may use option contracts to manage its market exposures and its exposure to fluctuation in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund’s exposure to the underlying instrument and may serve as hedges for other fund investments.

Interest Only Securities

Interest only securities (IOs) entitle the holder to the interest payment in a pool of mortgages, Treasury bonds, or other bonds. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks may arise as a result of the failure of another party to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by the fund and/or the termination value at the end of the contract. Therefore, the fund considers the creditworthiness of each counterparty to a swap contract evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities or indices.

The fund records a net receivable or payable and interest for the amount expected to be received or paid in the period. Fluctuations in the value of interest rate swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by changes in the relationship between the stated rate of interest and the return on the index. The valuation of the swap is provided by the counterparty.

Commodity Index-Linked Notes

The Multi-Asset Fund may invest in structured notes whose value is based on the price movements of commodities, including an index of commodities. The value of these notes will rise and fall in response to changes in the underlying commodities, and the amount of such response will depend upon the amount of leverage embedded in the note. These types of notes may be more or less volatile and more or less liquid than more traditional debt securities. Fluctuations in the value of these notes are recorded as unrealized gain and losses in the accompanying financial statements. Net payments are recorded as net realized gain/losses.

4. Investment Transactions

For federal income tax purposes, the cost of securities owned at September 30, 2007, the aggregate gross unrealized appreciation (depreciation), and the net unrealized appreciation (depreciation) on securities owned at September 30, 2007, for each fund are as follows:

			Net
	Gross	Gross	Unrealized
Fund	Appreciation	Depreciation	Appreciation	Cost

Multi-Asset	$322,025,437	$(13,594,229)	$308,431,208	$1,936,144,597
International Equity	118,104,056	(3,170,029)	114,934,027	292,846,767
US Equity	49,357,771	(6,987,471)	42,370,300	205,041,524
Short-Term	227,554	__	227,554	166,177,063

5. Repurchase and Reverse Repurchase Agreements

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities and asset-backed securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at September 30, 2007 were as follows:

	Face
Description	Value
Multi-Asset Fund
JP Morgan Chase & Co., 4.35%, dated 09/25/07, to be repurchased on 10/02/07, at $50,239,804	$50,197,345
Morgan Stanley, 4.50%, dated 09/25/07, to be repurchased on 10/02/07, at $2,036,781	2,035,000
Morgan Stanley, 4.40%, dated 09/27/07, to be repurchased on 10/02/07, at $3,563,426	3,561,250

Total reverse repurchase agreements	55,793,595

Average balance outstanding (1)	$16,165,181
Average interest rate	4.75%	(2)

(1)	Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.

(2)	Annualized.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by TIFF Advisory Services, Inc. or the relevant money manager on the basis of such party’s creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with their custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker’s custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral may be delayed or limited.

6. Delayed Delivery Transactions

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into “TBA” (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds’ other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio, the fund may dispose of a commitment prior to settlement if the respective money managers deem it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments above. The contract is marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

7. Concentration of Risks

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, interest rate, and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate changes. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the respective fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset, International Equity, and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the funds’ investment in emerging markets debt securities is limited, the yields of these obligations reflect perceived credit risk.

Item 2. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”)
(17 CFR 270.30a -3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation
Date”), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a -3(b)) and Rule 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934 (17 CFR 240.13a -15(b) or 240.15d -15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)
under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule
30a-2(a) under the 1940 Act (17 CFR 270.30a -2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program, Inc.

By:	/s/ Richard J. Flannery

Richard J. Flannery, President and Chief Executive Officer

Date	11/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Flannery

Richard J. Flannery, President and Chief Executive Officer

Date	11/29/07

By:	/s/ William E. Vastardis

William E. Vastardis, Treasurer and Chief Financial Officer

Date	11/29/07